UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-8411
                                   ---------------------------------------------

                              James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio 45385
               (Address of principal executive offices) (Zip code)

                  Barry R. James, P.O. Box 8, Alpha, Ohio 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640
                                                    ----------------------------

Date of fiscal year end:   6/30
                         --------

Date of reporting period: 06/30/07
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

James Advantage Funds Annual Report

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================

The presidential election cycle has often been a useful indicator of stock market activity and the pre-election year has generally been the most favorable year for stocks in this four year cycle. The last twelve months bear witness to the value of this indicator as the markets moved steadily higher. Only one major correction has occurred, which followed comments by a former Fed Chairman that the U.S. economy could enter a recession. That correction was short lived. We are pleased to present this year's Annual Report to the James Advantage Funds' shareholders.

The Market Over the Past Year

Commonly used as a barometer of the stock market, the S&P 500 advanced by 20.59% over the twelve months ending June 30, 2007, a very nice move. But even nicer was the 23.04% advance of the Dow Jones Industrials. This disparity in return underscores the advantage that large capitalization stocks enjoyed as the Dow consists of only 30 very large companies while the S&P 500 holds 500 stocks with market capitalizations running from the very largest down to under two billion dollars. The Russell 2000, a good benchmark for small capitalization stocks advanced 16.43% - further evidence of the resurgence of the blue chips.

Energy stocks, basic materials and industrials were strong over this time period as rising commodity prices spurred buying and as private equity firms were willing to pay unbelievable prices for companies long held in low regard by the markets. Those brokers with a strong or leading presence in merger and acquisition activity also did well. But brokerage houses and banks with a strong exposure to the subprime mortgage market fared poorly as the sins of the housing bubble came home to roost.

The bond markets contributed little to growth over the twelve months ending June 30, 2007. The Lehman U.S. Gov/Credit Index, a broad measure of high grade U.S. fixed income securities, returned only 0.97%. Yields were quite volatile over the year as the market assumed an easing by the Federal Reserve early in 2007. It then turned bearish with the U.S. Treasury ten year note jumping from a yield of 4.5% to 5.33%, before reversing again and moving back to 5%. These extraordinary price swings could easily have trapped unseasoned portfolio managers into costly whip-lash trades.

Investment Goals and Objectives

Value managers, those that focus on bargain stocks with lower PE ratios and other typical value traits, often lag in periods where the market moves ahead strongly. James Investment Research has a long history of value investing and we do not drift from our strategy because the markets are temporarily moving in another direction. We believe that value investing will outperform over the long run and that value stocks will hold up better than growth or speculative stocks in difficult markets.

The objectives of our funds are stated in the Prospectus, but each fund has a benchmark that the portfolio management team strives to beat. This is not always going to happen, but if we can outperform over the long run without deviating from our strategy or style we believe we will be serving our shareholders well.

Investment Philosophy

We believe our research team is among the best in the business. We have a very sophisticated process that is both quantitative and qualitative. We have an investment committee that adds sophistication and experience to the quantitative work and we have evolved a process that we believe is unparalleled in our profession. However, all this is built on a strong foundation of value investing. All the modeling and all the fundamental analysis is premised on our conclusion that the preponderance of evidence suggests that value stocks outperform growth stocks over the long run.

We believe that by preserving capital in declining markets and by holding undervalued stocks we can accomplish what our clients and shareholders want, consistent returns that will outperform the benchmarks.

Fund Performance

No style or discipline will outperform in every time period, and the James Advantage Funds won't either. When investors flock to popular stocks without regard to valuations or earnings, our style will not outperform and we may lag the benchmark indexes. This was the case for most of our Funds for the last twelve months.

The Market Neutral Fund declined by 0.84% for the fiscal year ended June 30, 2007. Because the Fund is a long/short fund, attempting to remove market risk and focus only on the relative attractiveness of individual stocks, it is the most sensitive to our focus on value investing. The Fund's Benchmark, the 90 day Treasury Bill, is free of market risk, and returned 5.21%. The Market Neutral Fund assumes that stocks that are overvalued will correct and that stocks that are undervalued will appreciate. When this does not happen on a regular and longer term basis, the Fund will underperform the risk free rate, which was the situation over the last 12 months. When our style is out of favor, this product will suffer more than the other styles, especially when the markets are rising strongly over time periods such as the previous twelve months.

The James Small Cap Fund rose 6.97% over its fiscal year, trailing its benchmark, the Russell 2000, as that index rose 16.43%. We note that the Russell 2000 has been getting bigger in terms of market capitalization and recently held over 100 stocks, or almost 16% of its total, with market capitalizations greater than $2 billion, while our discipline requires us to sell stocks in this fund if their market capitalization exceeds $2 billion. As we noted earlier, over the last twelve months bigger was better. The smaller stocks in the index, those that we consider to be true small cap stocks and that are typical of stocks in our Fund, underperformed the bigger stocks, which accounts for the underperformance of the Fund versus its benchmark.

The James Equity Fund advanced by 11.59% over the fiscal year, which also trailed its benchmark, the S&P 500, which rose 20.59%. This Fund is an all capitalization fund, and while it did overweight large cap stocks, the overweight was not enough to outperform the index. Most of the underperformance occurred in the third calendar quarter of 2006 when falling oil prices hurt the Fund's overweight in Energy stocks.

Over the twelve months ended June 30, 2007, the Balanced Golden Rainbow Fund returned 10.13%. The S&P 500 advanced 20.59%, while the balanced blend benchmark (The S&P 500, the Russell 2000 and the Lehman Intermediate Gov/Credit Bond Index) rose 9.59%. The balanced blend more closely approximates the Fund's holdings. The Fund also was overweight in Energy stocks early in the fiscal year, which lead to the slight underperformance versus the balanced blend benchmark.

Our newest fund, the James Mid Cap Fund, was our star for the 2007 fiscal year, rising 17.41%. This fund opened on June 30, 2006 and just completed its first year. Still, it lagged its benchmark, the S&P Mid Cap 400/ Citigroup Value Index, which returned 18.60%. Here again, our types of stocks did not lead in the advance, especially in the November - January period. We usually look for mid cap stocks in the region of between $2 billion and $8 billion in market capitalization. We are confident that this market niche will be rewarding to investors who are in for the long run.

We believe the underperfomance of our funds is temporary. In fact, the second quarter of 2007 saw outperformance in all five funds: The Balanced Fund rose 3.05% vs. 1.04% for its balanced blend benchmark, the Equity Fund rose 7.26% vs. 6.28% for its benchmark, the Market Neutral rose 3.26% vs. 1.27% for its benchmark, the Mid Cap rose 7.93% vs. 4.45% for its benchmark, and the Small Cap rose 4.71% vs. 4.42% for its benchmark. Please see the following charts for longer term comparisons for all our funds.

Expectations for the Future

We believe the largest problem the U.S. economy currently faces is the housing crisis, especially the meltdown in the subprime sector. The consensus among economists, including the Federal Reserve, seems to be that this is an isolated problem that has not and will not drag the overall economy into recession. We believe the situation to be more troubling, and that as of mid year the worst is still to be felt in both housing and the overall economy.

U.S. consumers cannot be counted on to continue spending while the value of their major asset declines. The Fed seems unlikely to offer help with lower interest rates because most measures of inflation remain stubbornly above the Fed's unofficial target of 2 percent. Banks and other lenders who flooded the economy with low cost loans at ridiculous terms are now tightening credit standards, which is another drag on economic activity.

On the positive side, Japan's artificially low interest rates are still fueling the global expansion and U.S. businesses with overseas sales operations are prospering. The merger and acquisition binge continues, and probably has further to run. While stocks have moved up nicely, they are still not overly expensive.

Still, higher energy costs as well as higher costs for food and automobiles will eventually cut into consumer behavior, causing corporations to reduce inventories. That may lead to a decline in corporate earnings, which the stock market would not like. We believe a significant correction in stock prices is likely over the coming year.


/s/ Barry R. James

Barry R. James, CFA, CIC
President
June 30, 2007

        Comparison of the Change in Value of a $10,000 Investment in the James Balanced: Golden Rainbow Fund, Standard & Poor's 500 Index
                         and a Blended 25/25/50 Index(A)

--------------------------------------------------------------------------------
                      James Balanced: Golden Rainbow Fund
                          Average Annual Total Returns
              1 Year                 5 Years                10 Years
              10.13%                  9.70%                  7.83%
--------------------------------------------------------------------------------

                                  [LINE CHART]

  James Balanced:                                            Standard & Poor's
Golden Rainbow Fund          Blended 25/25/50 Index              500 Index
-------------------           -------------------           ------------------
  DATE      BALANCE             DATE      BALANCE            DATE      BALANCE
06/30/97     10,000           06/30/97     10,000           06/30/97    10,000
09/30/97     10,572           09/30/97     10,694           09/30/97    10,749
12/31/97     10,454           12/31/97     10,799           12/31/97    11,058
03/31/98     10,947           03/31/98     11,527           03/31/98    12,600
06/30/98     10,947           06/30/98     11,596           06/30/98    13,016
09/30/98     10,774           09/30/98     10,983           09/30/98    11,721
12/31/98     11,791           12/31/98     12,002           12/31/98    14,218
03/31/99     11,608           03/31/99     11,977           03/31/99    14,926
06/30/99     11,820           06/30/99     12,619           06/30/99    15,978
09/30/99     11,779           09/30/99     12,277           09/30/99    14,981
12/31/99     12,194           12/31/99     13,285           12/31/99    17,210
03/31/00     12,371           03/31/00     13,748           03/31/00    17,604
06/30/00     12,408           06/30/00     13,652           06/30/00    17,136
09/30/00     12,784           09/30/00     13,864           09/30/00    16,970
12/31/00     12,752           12/31/00     13,618           12/31/00    15,643
03/31/01     12,491           03/31/01     13,217           03/31/01    13,787
06/30/01     12,698           06/30/01     13,921           06/30/01    14,594
09/30/01     12,625           09/30/01     12,952           09/30/01    12,452
12/31/01     13,078           12/31/01     13,962           12/31/01    13,783
03/31/02     13,367           03/31/02     14,106           03/31/02    13,820
06/30/02     13,379           06/30/02     13,569           06/30/02    11,968
09/30/02     12,759           09/30/02     12,512           09/30/02     9,900
12/31/02     12,974           12/31/02     13,097           12/31/02    10,736
03/31/03     12,704           03/31/03     12,944           03/31/03    10,398
06/30/03     13,960           06/30/03     14,351           06/30/03    11,998
09/30/03     14,443           09/30/03     14,776           09/30/03    12,316
12/31/03     15,337           12/31/03     15,753           12/31/03    13,816
03/31/04     15,843           03/31/04     16,261           03/31/04    14,049
06/30/04     15,820           06/30/04     16,146           06/30/04    14,291
09/30/04     16,307           09/30/04     16,180           09/30/04    14,024
12/31/04     17,328           12/31/04     17,147           12/31/04    15,318
03/31/05     17,589           03/31/05     16,753           03/31/05    14,989
06/30/05     18,124           06/30/05     17,212           06/30/05    15,194
09/30/05     18,646           09/30/05     17,529           09/30/05    15,742
12/31/05     18,780           12/31/05     17,720           12/31/05    16,070
03/31/06     19,267           03/31/06     18,476           03/31/06    16,746
06/30/06     19,301           06/30/06     18,197           06/30/06    16,505
09/30/06     19,604           09/30/06     18,767           09/30/06    17,441
12/31/06     20,265           12/31/06     19,589           12/31/06    18,609
03/31/07     20,626           03/31/07     19,738           03/31/07    18,728
06/30/07     21,253           06/30/07     19,943           06/30/07    19,905

                           Past performance is not predictive of future results.

--------------------------------------------------------------------------------
The estimated annualized gross expense ratio as of the most recent prospectus, dated November 1, 2006, was 1.21%. For the year ended June 30, 2007, the actual gross expense ratio was 1.18%.
--------------------------------------------------------------------------------

(A) The Blended Index is comprised of a 25% weighting in the Standard & Poor's 500 Index, a 25% weighting in the Russell 2000 Index and a 50% weighting in the Lehman Brothers Intermediate Government/Credit Index.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted. Please call 1-800-995-2637 for most recent month-end performance information.

          Comparison of the Change in Value of a $10,000 Investment in the James Small Cap Fund and Russell 2000 Index

--------------------------------------------------------------------------------
                              James Small Cap Fund
                          Average Annual Total Returns
              1 Year            5 Years           Since Inception(A)
              6.97%             17.43%                 12.05%
--------------------------------------------------------------------------------

                                  [LINE CHART]

    James Small Cap Fund                               Russell 2000 Index
------------------------------                   ------------------------------
 DATE                  BALANCE                     DATE                 BALANCE
10/02/98                10,000                   10/02/98                10,000
10/31/98                11,060                   10/31/98                10,808
11/30/98                11,080                   11/30/98                11,374
12/31/98                11,314                   12/31/98                12,078
01/31/99                11,144                   01/31/99                12,239
02/28/99                10,114                   02/28/99                11,247
03/31/99                10,114                   03/31/99                11,423
04/30/99                11,114                   04/30/99                12,446
05/31/99                11,364                   05/31/99                12,628
06/30/99                11,874                   06/30/99                13,199
09/30/99                 9,884                   09/30/99                12,365
12/31/99                10,134                   12/31/99                14,645
03/31/00                 9,824                   03/31/00                15,682
06/30/00                10,614                   06/30/00                15,089
09/30/00                10,514                   09/30/00                15,257
12/31/00                10,644                   12/31/00                14,203
03/31/01                10,064                   03/31/01                13,278
06/30/01                11,034                   06/30/01                15,175
09/30/01                 9,723                   09/30/01                12,020
12/31/01                11,217                   12/31/01                14,556
03/31/02                12,298                   03/31/02                15,135
06/30/02                12,097                   06/30/02                13,871
09/30/02                10,716                   09/30/02                10,903
12/31/02                10,948                   12/31/02                11,574
03/31/03                10,859                   03/31/03                11,055
06/30/03                13,574                   06/30/03                13,644
09/30/03                14,302                   09/30/03                14,882
12/31/03                16,822                   12/31/03                17,043
03/31/04                18,750                   03/31/04                18,110
06/30/04                18,932                   06/30/04                18,195
09/30/04                18,101                   09/30/04                17,675
12/31/04                21,227                   12/31/04                20,165
03/31/05                20,490                   03/31/05                19,089
06/30/05                21,844                   06/30/05                19,913
09/30/05                23,120                   09/30/05                20,847
12/31/05                22,819                   12/31/05                21,083
03/31/06                25,466                   03/31/06                24,022
06/30/06                25,250                   06/30/06                22,816
09/30/06                24,740                   09/30/06                22,916
12/31/06                25,670                   12/31/06                24,956
03/31/07                25,796                   03/31/07                25,442
06/30/07                27,010                   06/30/07                26,567

                           Past performance is not predictive of future results.

--------------------------------------------------------------------------------
The estimated annualized gross expense ratio as of the most recent prospectus, dated November 1, 2006, was 1.50%. For the year ended June 30, 2007, the actual gross expense ratio was 1.50%.
--------------------------------------------------------------------------------

(A)   Fund inception was October 2, 1998.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted. Please call 1-800-995-2637 for most recent month-end performance information.

          Comparison of the Change in Value of a $10,000 Investment in the James Market Neutral Fund and 90-Day U.S. Treasury Bill Index

--------------------------------------------------------------------------------
                           James Market Neutral Fund
                          Average Annual Total Returns
                  1 Year            5 Years          Since Inception(A)
                  (0.84)%            3.42%                 3.62%
--------------------------------------------------------------------------------

                                  [LINE CHART]

  James Market Neutral Fund                         90-Day Treasury Bill Index
------------------------------                   ------------------------------
  DATE                 BALANCE                    DATE                  BALANCE
10/02/98                10,000                   10/02/98                10,000
10/31/98                 9,880                   10/31/98                10,035
11/30/98                10,170                   11/30/98                10,068
12/31/98                10,195                   12/31/98                10,108
01/31/99                 9,994                   01/31/99                10,144
02/28/99                 9,853                   02/28/99                10,173
03/31/99                 9,803                   03/31/99                10,214
04/30/99                 9,551                   04/30/99                10,251
05/31/99                 9,441                   05/31/99                10,291
06/30/99                 9,426                   06/30/99                10,334
09/30/99                 9,279                   09/30/99                10,465
12/31/99                 9,090                   12/31/99                10,595
03/31/00                 9,685                   03/31/00                10,743
06/30/00                10,087                   06/30/00                10,906
09/30/00                10,710                   09/30/00                11,070
12/31/00                10,574                   12/31/00                11,250
03/31/01                10,595                   03/31/01                11,420
06/30/01                10,769                   06/30/01                11,548
09/30/01                10,764                   09/30/01                11,673
12/31/01                10,749                   12/31/01                11,747
03/31/02                11,155                   03/31/02                11,798
06/30/02                11,529                   06/30/02                11,852
09/30/02                11,849                   09/30/02                11,905
12/31/02                10,920                   12/31/02                11,956
03/31/03                11,220                   03/31/03                11,993
06/30/03                10,653                   06/30/03                12,033
09/30/03                11,006                   09/30/03                12,062
12/31/03                11,273                   12/31/03                12,093
03/31/04                11,786                   03/31/04                12,122
06/30/04                11,775                   06/30/04                12,151
09/30/04                12,074                   09/30/04                12,196
12/31/04                12,246                   12/31/04                12,254
03/31/05                13,069                   03/31/05                12,324
06/30/05                13,111                   06/30/05                12,412
09/30/05                13,190                   09/30/05                12,515
12/31/05                13,217                   12/31/05                12,630
03/31/06                13,195                   03/31/06                12,759
06/30/06                13,758                   06/30/06                12,907
09/30/06                13,502                   09/30/06                13,078
12/31/06                13,161                   12/31/06                13,243
03/31/07                13,212                   03/31/07                13,408
06/30/07                13,643                   06/30/07                13,579

                           Past performance is not predictive of future results.

--------------------------------------------------------------------------------
The estimated annualized gross expense ratio, including dividend expense on securities sold short, as of the most recent prospectus, dated November 1, 2006, was 2.57%. For the year ended June 30, 2007, the actual gross expense ratio, including dividend expense on securities sold short, was 2.26%.
--------------------------------------------------------------------------------

(A)   Fund inception was October 2, 1998.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted. Please call 1-800-995-2637 for most recent month-end performance information.

          Comparison of the Change in Value of a $10,000 Investment in the James Equity Fund and Standard & Poor's 500 Index

--------------------------------------------------------------------------------
                               James Equity Fund
                          Average Annual Total Returns
                1 Year           5 Years          Since Inception(A)
                11.59%            13.48%                2.94%
--------------------------------------------------------------------------------

                                  [LINE CHART]

      James Equity Fund                            Standard & Poor's 500 Index
------------------------------                   ------------------------------
  DATE                 BALANCE                     DATE                 BALANCE
11/01/99               10,000                    11/01/99                10,000
11/30/99               10,800                    11/30/99                10,203
12/31/99               12,260                    12/31/99                10,804
01/31/00               10,970                    01/31/00                10,262
02/29/00               13,850                    02/29/00                10,068
03/31/00               14,550                    03/31/00                11,052
04/30/00               13,750                    04/30/00                10,720
05/31/00               12,300                    05/31/00                10,500
06/30/00               13,650                    06/30/00                10,759
09/30/00               13,040                    09/30/00                10,655
12/31/00                9,210                    12/31/00                 9,821
03/31/01                7,720                    03/31/01                 8,657
06/30/01                7,650                    06/30/01                 9,163
09/30/01                6,290                    09/30/01                 7,818
12/31/01                6,965                    12/31/01                 8,653
03/31/02                6,930                    03/31/02                 8,677
06/30/02                6,633                    06/30/02                 7,515
09/30/02                5,585                    09/30/02                 6,216
12/31/02                5,582                    12/31/02                 6,741
03/31/03                5,559                    03/31/03                 6,528
06/30/03                6,226                    06/30/03                 7,533
09/30/03                6,272                    09/30/03                 7,733
12/31/03                7,070                    12/31/03                 8,674
03/31/04                7,292                    03/31/04                 8,821
06/30/04                7,433                    06/30/04                 8,973
09/30/04                7,615                    09/30/04                 8,805
12/31/04                8,636                    12/31/04                 9,618
03/31/05                8,605                    03/31/05                 9,411
06/30/05                8,990                    06/30/05                 9,540
09/30/05                9,809                    09/30/05                 9,883
12/31/05                9,931                    12/31/05                10,090
03/31/06               11,157                    03/31/06                10,514
06/30/06               11,188                    06/30/06                10,363
09/30/06               10,945                    09/30/06                10,950
12/31/06               11,540                    12/31/06                11,683
03/31/07               11,641                    03/31/07                11,758
06/30/07               12,485                    06/30/07                12,496

                           Past performance is not predictive of future results.

--------------------------------------------------------------------------------
The estimated annualized gross expense ratio as of the most recent prospectus, dated November 1, 2006, was 1.50%. For the year ended June 30, 2007, the actual gross expense ratio was 1.50%.
--------------------------------------------------------------------------------

(A)   Fund inception was November 1, 1999.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted. Please call 1-800-995-2637 for most recent month-end performance information.

          Comparison of the Change in Value of a $10,000 Investment in the James Mid Cap Fund and Standard & Poor's 400 Index

--------------------------------------------------------------------------------
                               James Mid Cap Fund
                          Average Annual Total Returns
                   1 Year                    Since Inception(A)
                   17.41%                            17.41%
--------------------------------------------------------------------------------

                                  [LINE CHART]

      James Mid Cap Fund                           Standard & Poor's 400 Index
------------------------------                   ------------------------------
  DATE                 BALANCE                     DATE                 BALANCE
06/30/06                10,000                   06/30/06                10,000
07/31/06                 9,760                   07/31/06                 9,777
08/31/06                 9,830                   08/31/06                 9,922
09/30/06                 9,861                   09/30/06                 9,943
10/31/06                10,271                   10/31/06                10,392
11/30/06                10,631                   11/30/06                10,717
12/31/06                10,578                   12/31/06                10,742
01/31/07                10,639                   01/31/07                11,099
02/28/07                10,679                   02/28/07                11,237
03/31/07                10,880                   03/31/07                11,354
04/30/07                11,322                   04/30/07                11,674
05/31/07                11,954                   05/31/07                12,184
06/30/07                11,741                   06/30/07                11,860

                           Past performance is not predictive of future results.

--------------------------------------------------------------------------------
The estimated annualized gross expense ratio as of the most recent prospectus, dated November 1, 2006, was 1.50%. For the year ended June 30, 2007, the actual gross expense ratio was 1.49%.
--------------------------------------------------------------------------------

(A)   Fund inception was June 30, 2006.

The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted. Please call 1-800-995-2637 for most recent month-end performance information.

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
June 30, 2007 (Unaudited)
================================================================================

The illustrations below provide the industry sectors for the James Balanced:
Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund.

James Balanced: Golden Rainbow Fund
Industry Sector Allocation (% of Net Assets)

                                              BASIC MATERIALS            -  4.2%
                                              CONSUMER, CYCLICAL         -  5.7%
                                              CONSUMER, NON-CYCLICAL     -  6.9%
                                              ENERGY                     -  6.0%
                                              FINANCIAL                  -  4.6%
              [PIE CHART]                     INDUSTRIAL                 -  5.3%
                                              TECHNOLOGY                 -  4.6%
                                              UTILITIES                  -  6.6%
                                              INTERNATIONAL EQUITY FUNDS -  2.4%
                                              BONDS (over 10 years)      - 18.8%
                                              BONDS (2-10 years)         -  2.6%
                                              BONDS (less than 2 years)  - 29.0%
                                              CASH EQUIVALENTS           -  2.3%
                                              OTHER                      -  1.0%

James Small Cap Fund
Industry Sector Allocation (% of Net Assets)

                                              BASIC MATERIALS        -  7.4%
                                              CONGLOMERATE           -  0.8%
                                              CONSUMER, CYCLICAL     - 11.3%
                                              CONSUMER, NON-CYCLICAL - 14.4%
                                              ENERGY                 - 13.1%
              [PIE CHART]                     FINANCIAL              - 16.9%
                                              INDUSTRIAL             - 11.0%
                                              TECHNOLOGY             -  8.5%
                                              UTILITIES              - 12.1%
                                              CASH EQUIVALENTS       -  4.2%
                                              OTHER                  -  0.3%

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)
================================================================================

James Market Neutral Fund
Industry Sector Allocation (% of Net Assets)
(Cash, Cash Equivalents and Other Assets in Excess of Liabilities not included)

                                  [BAR CHART]

                                                               Longs      Shorts
                                                               ------     ------
BASIC MATERIALS                                                  5.7%       3.8%
CONSUMER, CYCLICAL                                              11.9%       9.1%
CONSUMER, NON-CYCLICAL                                           9.8%       8.8%
ENERGY                                                           8.7%       5.6%
FINANCIAL                                                        5.8%      10.4%
INDUSTRIAL                                                       5.3%       7.8%
TECHNOLOGY                                                      10.1%      15.1%
UTILITIES                                                        8.3%       5.8%
INTERNATIONAL EQUITY FUNDS                                       3.4%

James Equity Fund
Industry Sector Allocation (% of Net Assets)

                                              BASIC MATERIALS        -  5.0%
                                              CONGLOMERATE           -  0.8%
                                              CONSUMER, CYCLICAL     - 15.5%
                                              CONSUMER, NON-CYCLICAL - 14.2%
                                              ENERGY                 - 11.8%
              [PIE CHART]                     FINANCIAL              - 13.1%
                                              INDUSTRIAL             - 14.1%
                                              TECHNOLOGY             -  8.9%
                                              UTILITIES              - 13.7%
                                              CASH EQUIVALENTS       -  1.1%
                                              OTHER                  -  1.8%

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)
================================================================================

James Mid Cap Fund
Industry Sector Allocation (% of Net Assets)

                                              BASIC MATERIALS        -  9.9%
                                              CONSUMER, CYCLICAL     - 11.5%
                                              CONSUMER, NON-CYCLICAL - 15.8%
                                              ENERGY                 - 14.1%
              [PIE CHART]                     FINANCIAL              - 12.3%
                                              INDUSTRIAL             - 11.9%
                                              TECHNOLOGY             -  9.6%
                                              UTILITIES              - 10.2%
                                              CASH EQUIVALENTS       -  2.5%
                                              OTHER                  -  2.2%

JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007
==============================================================================================================================
                                                 James
                                               Balanced:          James            James            James            James
                                            Golden Rainbow      Small Cap     Market Neutral       Equity           Mid Cap
                                                 Fund             Fund             Fund             Fund             Fund
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ......................   $ 297,906,956    $ 284,410,882    $  32,062,250    $  17,585,038    $   5,601,348
                                             =============    =============    =============    =============    =============
  At value ...............................   $ 338,307,286    $ 326,612,944    $  40,371,403    $  25,416,378    $   6,296,221
Segregated cash with brokers .............              --               --       44,336,413               --               --
Dividends and interest receivable ........       1,855,751          503,124          366,684           19,077            6,363
Receivable for securities sold ...........       1,860,635          723,381        3,245,024          534,060          146,798
Receivable for capital shares sold .......         436,244          698,164           10,169            4,668               --
Other assets .............................          24,339               --               --               --               --
                                             -------------    -------------    -------------    -------------    -------------
    TOTAL ASSETS .........................     342,484,255      328,537,613       88,329,693       25,974,183        6,449,382
                                             -------------    -------------    -------------    -------------    -------------

LIABILITIES
Dividends payable ........................          87,094           26,640           21,200            1,070               --
Payable for securities sold short
  (proceeds $35,865,427) .................              --               --       34,199,426               --               --
Payable for dividends on
  securities sold short ..................              --               --           22,689               --               --
Payable for capital shares redeemed ......         339,959          677,994          196,123           63,994               --
Payable for securities purchased .........              --               --        2,252,131               --               --
Accrued expenses:
  Management fees ........................         207,162          338,788           72,847           27,098            6,682
  12b-1 distribution and service fees ....          73,547           27,380           38,585            9,314            1,622
  Trustees' fees .........................           5,677               --               --               --               --
  Other affiliates .......................          24,014               --               --               --               --
  Other ..................................          82,564               --               --               --               --
                                             -------------    -------------    -------------    -------------    -------------
    TOTAL LIABILITIES ....................         820,017        1,070,802       36,803,001          101,476            8,304
                                             -------------    -------------    -------------    -------------    -------------

NET ASSETS ...............................   $ 341,664,238    $ 327,466,811    $  51,526,692    $  25,872,707    $   6,441,078
                                             =============    =============    =============    =============    =============

NET ASSETS CONSIST OF:
Paid-in capital ..........................   $ 295,686,344    $ 291,521,030    $  50,538,981    $  19,074,828    $   5,727,420
Accumulated net investment
  income (loss) ..........................         (57,518)              --          (11,946)               6              568
Accumulated net realized gains (losses)
  from security transactions .............       5,635,082       (6,256,281)      (8,975,497)      (1,033,467)          18,217
Net unrealized appreciation on investments      40,400,330       42,202,062        9,975,154        7,831,340          694,873
                                             -------------    -------------    -------------    -------------    -------------
NET ASSETS ...............................   $ 341,664,238    $ 327,466,811    $  51,526,692    $  25,872,707    $   6,441,078
                                             =============    =============    =============    =============    =============

Shares of beneficial interest outstanding
  (unlimited number of shares
  authorized) ............................      18,638,470       13,333,434        4,232,227        2,107,666          550,617
                                             =============    =============    =============    =============    =============

Net asset value, offering price and
  redemption price per share .............   $       18.33    $       24.56    $       12.17    $       12.28    $       11.70
                                             =============    =============    =============    =============    =============

See accompanying notes to financial statements.

JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2007
==============================================================================================================================
                                                 James
                                               Balanced:          James            James            James            James
                                            Golden Rainbow      Small Cap     Market Neutral       Equity           Mid Cap
                                                 Fund             Fund             Fund             Fund             Fund
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (Net of foreign withholding
    taxes of $5,764, $1,167, $3,077,
    $1,616,$215, respectively) .........     $   2,780,940    $   5,853,676    $   3,281,849    $     579,260    $      72,263
  Interest .............................         7,747,581            2,952          382,197               --               --
                                             -------------    -------------    -------------    -------------    -------------
    TOTAL INVESTMENT INCOME ............        10,528,521        5,856,628        3,664,046          579,260           72,263
                                             -------------    -------------    -------------    -------------    -------------

EXPENSES
  Management fees ......................         2,276,281        3,578,323        1,127,412          389,733           42,442
  12b-1 distribution and service fees ..           751,824          718,777          160,373           79,720            9,514
  Dividend expense on
    securities sold short ..............                --               --          212,072               --               --
  Servicing fees .......................           275,691               --               --               --               --
  Professional fees ....................            95,000               --               --               --               --
  Trustees' fees .......................            17,500           15,570           13,289           12,283            5,125
  Registration fees ....................            60,285               --               --               --               --
  Custodian fees and expenses ..........            39,000               --               --               --               --
  Shareholder report
    printing and mailing ...............            35,000               --               --               --               --
  Postage and supplies .................            50,250               --               --               --               --
  Compliance fees and expenses .........             8,250               --               --               --               --
  Other expenses .......................            12,464               --               --               --               --
                                             -------------    -------------    -------------    -------------    -------------
    TOTAL EXPENSES .....................         3,621,545        4,312,670        1,513,146          481,736           57,081
                                             -------------    -------------    -------------    -------------    -------------

NET INVESTMENT INCOME ..................         6,906,976        1,543,958        2,150,900           97,524           15,182
                                             -------------    -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains (losses) from
    security transactions ..............         7,508,290       (3,997,335)       9,516,718          762,304           18,217
  Net realized losses on closed
    short positions ....................                --               --       (6,743,102)              --               --
  Net change in unrealized appreciation/
    depreciation on investments ........        15,481,817       25,687,814       (6,465,211)       2,125,529          694,873
                                             -------------    -------------    -------------    -------------    -------------

NET REALIZED AND
  UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS .......................        22,990,107       21,690,479       (3,691,595)       2,887,833          713,090
                                             -------------    -------------    -------------    -------------    -------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS ......................     $  29,897,083    $  23,234,437    $  (1,540,695)   $   2,985,357    $     728,272
                                             -------------    -------------    -------------    -------------    -------------

See accompanying notes to financial statements.

JAMES BALANCED: GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                            Year            Year
                                                                            Ended           Ended
                                                                           June 30,        June 30,
                                                                            2007            2006
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................   $   6,906,976    $   4,445,213
   Net realized gains on investments ...............................       7,508,290        4,354,056
   Net change in unrealized appreciation/depreciation on
     investments ...................................................      15,481,817        3,509,577
                                                                       -------------    -------------
Net increase in net assets from operations .........................      29,897,083       12,308,846
                                                                       -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ............................      (6,967,365)      (4,445,207)
   Distributions from net realized gains ...........................      (5,273,855)      (6,923,670)
                                                                       -------------    -------------
Decrease in net assets from distributions to shareholders ..........     (12,241,220)     (11,368,877)
                                                                       -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................     125,693,280      156,716,472
   Net asset value of shares issued in reinvestment of
     distributions to shareholders .................................      11,752,390       10,968,299
   Payments for shares redeemed ....................................     (82,203,239)     (47,464,018)
                                                                       -------------    -------------
Net increase in net assets from capital share transactions .........      55,242,431      120,220,753
                                                                       -------------    -------------

TOTAL INCREASE IN NET ASSETS .......................................      72,898,294      121,160,722

NET ASSETS
   Beginning of year ...............................................     268,765,944      147,605,222
                                                                       -------------    -------------
   End of year .....................................................   $ 341,664,238    $ 268,765,944
                                                                       =============    =============

ACCUMULATED NET INVESTMENT INCOME (LOSS) ...........................   $     (57,518)   $       2,871
                                                                       =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................       7,069,682        9,025,280
   Shares issued in reinvestment of distributions to
     shareholders ..................................................         658,997          638,737
   Shares redeemed .................................................      (4,607,914)      (2,737,742)
                                                                       -------------    -------------
   Net increase in shares outstanding ..............................       3,120,765        6,926,275
   Shares outstanding, beginning of year ...........................      15,517,705        8,591,430
                                                                       -------------    -------------
   Shares outstanding, end of year .................................      18,638,470       15,517,705
                                                                       =============    =============

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                            Year            Year
                                                                            Ended           Ended
                                                                           June 30,        June 30,
                                                                            2007            2006
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ....................................   $   1,543,958    $    (238,195)
   Net realized gains (losses) on investments ......................      (3,997,335)         973,968
   Net change in unrealized appreciation/depreciation on
     investments ...................................................      25,687,814       10,817,638
                                                                       -------------    -------------
Net increase in net assets from operations .........................      23,234,437       11,553,411
                                                                       -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ............................      (1,543,871)        (140,631)
   Distributions from net realized gains ...........................      (2,572,028)      (1,110,529)
                                                                       -------------    -------------
Decrease in net assets from distributions to shareholders ..........      (4,115,899)      (1,251,160)
                                                                       -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................     264,238,098      146,123,605
   Net asset value of shares issued in reinvestment of
     distributions to shareholders .................................       3,960,651        1,211,405
   Payments for shares redeemed (A) ................................    (130,340,887)     (41,635,792)
                                                                       -------------    -------------
Net increase in net assets from capital share transactions .........     137,857,862      105,699,218
                                                                       -------------    -------------

TOTAL INCREASE IN NET ASSETS .......................................     156,976,400      116,001,469

NET ASSETS
   Beginning of year ...............................................     170,490,411       54,488,942
                                                                       -------------    -------------
   End of year .....................................................   $ 327,466,811    $ 170,490,411
                                                                       =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME ................................   $          87    $          --
                                                                       =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................      11,336,919        6,488,734
   Shares issued in reinvestment of distributions to shareholders ..         168,219           56,228
   Shares redeemed .................................................      (5,495,532)      (1,884,121)
                                                                       -------------    -------------
   Net increase in shares outstanding ..............................       6,009,606        4,660,841
   Shares outstanding, beginning of year ...........................       7,323,828        2,662,987
                                                                       -------------    -------------
   Shares outstanding, end of year .................................      13,333,434        7,323,828
                                                                       =============    =============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the years ended June 30, 2007 and June 30, 2006, these fees were $50,529 and $40,075, respectively. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                            Year            Year
                                                                            Ended           Ended
                                                                           June 30,        June 30,
                                                                            2007            2006
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ............................................  $   2,150,900    $     986,065
   Net realized gains (losses) from:
     Security transactions ..........................................      9,516,718        1,432,520
     Closed short positions .........................................     (6,743,102)     (11,320,096)
   Net change in unrealized appreciation/depreciation on
     investments ....................................................     (6,465,211)      11,995,675
                                                                       -------------    -------------
Net increase (decrease) in net assets from operations ...............     (1,540,695)       3,094,164
                                                                       -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income .............................     (2,166,597)      (1,008,466)
                                                                       -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................................     24,350,134       55,571,273
   Net asset value of shares issued in reinvestment of
     distributions to shareholders ..................................      2,045,700          951,011
   Payments for shares redeemed (A) .................................    (46,379,464)     (30,693,297)
                                                                       -------------    -------------
Net increase (decrease) in net assets from capital share
  transactions ......................................................    (19,983,630)      25,828,987
                                                                       -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............................    (23,690,922)      27,914,685

NET ASSETS
   Beginning of year ................................................     75,217,614       47,302,929
                                                                       -------------    -------------
   End of year ......................................................  $  51,526,692    $  75,217,614
                                                                       =============    =============

ACCUMULATED NET INVESTMENT INCOME (LOSS) ............................  $     (11,946)   $       1,351
                                                                       =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ......................................................      1,960,226        4,486,840
   Shares issued in reinvestment of distributions to shareholders ...        169,177           76,956
   Shares redeemed ..................................................     (3,825,518)      (2,491,209)
                                                                       -------------    -------------
   Net increase (decrease) in shares outstanding ....................     (1,696,115)       2,072,587
   Shares outstanding, beginning of year ............................      5,928,342        3,855,755
                                                                       -------------    -------------
   Shares outstanding, end of year ..................................      4,232,227        5,928,342
                                                                       =============    =============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the years ended June 30, 2007 and June 30, 2006, these fees were $20,790 and $37,999, respectively. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                            Year            Year
                                                                            Ended           Ended
                                                                           June 30,        June 30,
                                                                            2007            2006
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ............................................  $      97,524    $      12,886
   Net realized gains on investments ................................        762,304        1,393,779
   Net change in unrealized appreciation/depreciation on
     investments ....................................................      2,125,529        3,117,729
                                                                       -------------    -------------
Net increase in net assets from operations ..........................      2,985,357        4,524,394
                                                                       -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income .............................        (97,518)         (12,886)
   Dividends in excess of net investment income .....................             --          (28,219)
                                                                       -------------    -------------
Decrease in net assets from distribution to shareholders ............        (97,518)         (41,105)
                                                                       -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................................     17,092,635       17,542,319
   Net asset value of shares issued in reinvestment of
     distributions to shareholders ..................................         95,205           40,392
   Payments for shares redeemed (A) .................................    (27,995,177)      (5,107,288)
                                                                       -------------    -------------
Net increase (decrease) in net assets from capital share
  transactions                                                           (10,807,337)      12,475,423
                                                                       -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............................     (7,919,498)      16,958,712

NET ASSETS
   Beginning of year ................................................     33,792,205       16,833,493
                                                                       -------------    -------------
   End of year ......................................................  $  25,872,707    $  33,792,205
                                                                       =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME .................................  $           6    $          --
                                                                       =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ......................................................      1,530,581        1,662,067
   Shares issued in reinvestment of distributions to shareholders ...          8,075            4,122
   Shares redeemed ..................................................     (2,492,159)        (499,385)
                                                                       -------------    -------------
   Net increase (decrease) in shares outstanding ....................       (953,503)       1,166,804
   Shares outstanding, beginning of year ............................      3,061,169        1,894,365
                                                                       -------------    -------------
   Shares outstanding, end of year ..................................      2,107,666        3,061,169
                                                                       =============    =============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the years ended June 30, 2007 and June 30, 2006, these fees were $7,252 and $4,373, respectively. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                            Year            Period
                                                                            Ended           Ended
                                                                           June 30,        June 30,
                                                                            2007           2006 (A)
                                                                       -------------    -------------
FROM OPERATIONS
   Net investment income ...........................................   $      15,182    $          --
   Net realized gains on investments ...............................          18,217               --
   Net change in unrealized appreciation/depreciation on investments         694,873               --
                                                                       -------------    -------------
Net increase in net assets from operations .........................         728,272               --
                                                                       -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ............................         (14,614)              --
                                                                       -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................       6,055,137          100,000
   Net asset value of shares issued in reinvestment of
     distributions to shareholders .................................          14,577               --
   Payments for shares redeemed (B) ................................        (442,294)              --
                                                                       -------------    -------------
Net increase in net assets from capital share transactions .........       5,627,420          100,000
                                                                       -------------    -------------

TOTAL INCREASE IN NET ASSETS .......................................       6,341,078          100,000

NET ASSETS
   Beginning of period .............................................         100,000               --
                                                                       -------------    -------------
   End of period ...................................................   $   6,441,078    $     100,000
                                                                       =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME ................................   $         568    $          --
                                                                       =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................         577,798           10,000
   Shares issued in reinvestment of distributions to shareholders ..           1,383               --
   Shares redeemed .................................................         (38,564)              --
                                                                       -------------    -------------
   Net increase in shares outstanding ..............................         540,617           10,000
   Shares outstanding, beginning of period .........................          10,000               --
                                                                       -------------    -------------
   Shares outstanding, end of period ...............................         550,617           10,000
                                                                       =============    =============

(A) The proceeds and shares represent the initial issuance of shares on commencement date of June 30, 2006.

(B) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the year ended June 30, 2007, these fees were $2. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES BALANCED: GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                       Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended June 30,
                                                       ---------------------------------------------------------------------------
                                                           2007            2006            2005            2004            2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $     17.32     $     17.18     $     15.28     $     13.72     $     13.80
                                                       -----------     -----------     -----------     -----------     -----------

Income from investment operations:
   Net investment income ...........................          0.39            0.34            0.26            0.26            0.27
   Net realized and unrealized
     gains on investments ..........................          1.34            0.75            1.95            1.56            0.28
                                                       -----------     -----------     -----------     -----------     -----------
Total from investment operations ...................          1.73            1.09            2.21            1.82            0.55
                                                       -----------     -----------     -----------     -----------     -----------

Less distributions:
   From net investment income ......................         (0.40)          (0.34)          (0.26)          (0.26)          (0.27)
   From net realized gains on investments ..........         (0.32)          (0.61)          (0.05)          (0.00)(A)       (0.36)
                                                       -----------     -----------     -----------     -----------     -----------
Total distributions ................................         (0.72)          (0.95)          (0.31)          (0.26)          (0.63)
                                                       -----------     -----------     -----------     -----------     -----------

Net asset value at end of year .....................   $     18.33     $     17.32     $     17.18     $     15.28     $     13.72
                                                       ===========     ===========     ===========     ===========     ===========

Total return .......................................         10.13%           6.48%          14.56%          13.32%           4.34%
                                                       ===========     ===========     ===========     ===========     ===========

Net assets at end of year (000's) ..................   $   341,664     $   268,766     $   147,605     $    83,893     $    69,169
                                                       ===========     ===========     ===========     ===========     ===========

Ratios/Supplemental Data:
Ratio of net expenses to average net assets ........          1.18%           1.21%           1.26%           1.28%           1.32%

Ratio of net investment income to average net assets          2.24%           2.11%           1.70%           1.77%           2.08%

Portfolio turnover rate ............................            92%             68%             36%             29%             61%

(A)   Amount rounds to less than $0.005.

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                       Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended June 30,
                                                       ---------------------------------------------------------------------------
                                                           2007            2006            2005            2004            2003
----------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year ..............    $     23.28     $     20.46     $     18.66     $     13.43     $     12.08
                                                       -----------     -----------     -----------     -----------     -----------

Income (loss) from investment operations:
   Net investment income (loss) ...................           0.11           (0.04)           0.05            0.01            0.10
   Net realized and unrealized gains on investments           1.50            3.19            2.65            5.26            1.35
                                                       -----------     -----------     -----------     -----------     -----------
Total from investment operations ..................           1.61            3.15            2.70            5.27            1.45
                                                       -----------     -----------     -----------     -----------     -----------

Less distributions:
   From net investment income .....................          (0.11)          (0.04)             --           (0.01)          (0.10)
   From net realized gains on investments .........          (0.22)          (0.30)          (1.00)          (0.05)             --
                                                       -----------     -----------     -----------     -----------     -----------
Total distributions ...............................          (0.33)          (0.34)          (1.00)          (0.06)          (0.10)
                                                       -----------     -----------     -----------     -----------     -----------

Paid-in capital from redemption fees (B) ..........           0.00(A)         0.01            0.10            0.02              --
                                                       -----------     -----------     -----------     -----------     -----------

Net asset value at end of year ....................    $     24.56     $     23.28     $     20.46     $     18.66     $     13.43
                                                       ===========     ===========     ===========     ===========     ===========

Total return ......................................           6.97%          15.59%          15.39%          39.47%          12.20%
                                                       ===========     ===========     ===========     ===========     ===========

Net assets at end of year (000's) .................    $   327,467     $   170,490     $    54,489     $    13,186     $     9,199
                                                       ===========     ===========     ===========     ===========     ===========

Ratios/Supplemental Data:
Ratio of net expenses to average net assets .......           1.50%           1.50%           1.50%           1.50%           1.50%

Ratio of net investment income (loss)
  to average net assets ...........................           0.54%          (0.25%)          0.45%           0.05%           0.90%

Portfolio turnover rate ...........................            104%             59%             94%             45%             52%

(A)   Amount rounds to less than $0.005.

(B)   Amount calculated based on average shares outstanding throughout the year.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                       Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended June 30,
                                                       ---------------------------------------------------------------------------
                                                           2007            2006            2005            2004            2003
----------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year .........         $     12.69     $     12.27     $     11.02     $      9.97     $     10.79
                                                       -----------     -----------     -----------     -----------     -----------

Income (loss) from investment operations:
   Net investment income (loss) ..............                0.40            0.17            0.01           (0.13)          (0.10)
   Net realized and unrealized gains
     (losses) on investments .................               (0.51)           0.42            1.23            1.18           (0.72)
                                                       -----------     -----------     -----------     -----------     -----------
Total from investment operations .............               (0.11)           0.59            1.24            1.05           (0.82)
                                                       -----------     -----------     -----------     -----------     -----------

Less distributions:
   From net investment income ................               (0.41)          (0.18)             --              --              --
                                                       -----------     -----------     -----------     -----------     -----------

Paid-in capital from redemption fees(B) ......                0.00(A)         0.01            0.01            0.00(A)           --
                                                       -----------     -----------     -----------     -----------     -----------

Net asset value at end of year ...............         $     12.17     $     12.69     $     12.27     $     11.02     $      9.97
                                                       ===========     ===========     ===========     ===========     ===========

Total return .................................               (0.84%)          4.94%          11.34%          10.53%          (7.60%)
                                                       ===========     ===========     ===========     ===========     ===========

Net assets at end of year (000's) ............         $    51,527     $    75,218     $    47,303     $    12,528     $     9,219
                                                       ===========     ===========     ===========     ===========     ===========

Ratios/Supplemental Data:
Ratio of net expenses to average net assets,
  excluding dividends on securities sold short                1.94%           1.95%           1.95%           1.95%           1.95%
Ratio of dividend expense on securities
  sold short .................................                0.32%           0.62%           0.42%           0.64%           0.53%
                                                       -----------     -----------     -----------     -----------     -----------
Ratio of net expenses to average net assets ..                2.26%           2.57%           2.37%           2.59%           2.48%
                                                       -----------     -----------     -----------     -----------     -----------

Ratio of net investment income (loss)
  to average net assets ......................                3.21%           1.52%           0.11%          (1.43%)         (0.98%)

Portfolio turnover rate(C) ...................                  57%             27%             35%             13%             86%

(A)   Amount rounds to less than $0.005.

(B)   Amount calculated based on average shares outstanding throughout the year.

(C) Calculation does not include short positions or short transactions. Portfolio turnover rate would be significantly different if included.

See accompanying notes to financial statements.

JAMES EQUITY FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                       Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended June 30,
                                                       ---------------------------------------------------------------------------
                                                           2007            2006            2005            2004            2003
----------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year ......            $     11.04     $      8.89     $      7.36     $      6.18     $      6.62
                                                       -----------     -----------     -----------     -----------     -----------

Income (loss) from investment operations:
   Net investment income ..................                   0.04            0.01            0.01            0.02            0.03
   Net realized and unrealized gains
     (losses) on investments ..............                   1.24            2.16            1.53            1.18           (0.44)
                                                       -----------     -----------     -----------     -----------     -----------
Total from investment operations ..........                   1.28            2.17            1.54            1.20           (0.41)
                                                       -----------     -----------     -----------     -----------     -----------

Less distributions:
   From net investment income .............                  (0.04)          (0.01)          (0.01)          (0.02)          (0.03)
   From distributions in excess of net
     investment income ....................                     --           (0.01)             --              --              --
                                                       -----------     -----------     -----------     -----------     -----------
Total distributions .......................                  (0.04)          (0.02)          (0.01)          (0.02)          (0.03)
                                                       -----------     -----------     -----------     -----------     -----------

Paid-in capital from redemption fees(B) ...                   0.00(A)         0.00(A)         0.00(A)         0.00(A)           --
                                                       -----------     -----------     -----------     -----------     -----------

Net asset value at end of year ............            $     12.28     $     11.04     $      8.89     $      7.36     $      6.18
                                                       ===========     ===========     ===========     ===========     ===========

Total return ..............................                  11.59%          24.45%          20.96%          19.38%          (6.14%)
                                                       ===========     ===========     ===========     ===========     ===========

Net assets at end of year (000's) .........            $    25,873     $    33,792     $    16,833     $     7,249     $     5,379
                                                       ===========     ===========     ===========     ===========     ===========

Ratios/Supplemental Data:
Ratio of net expenses to average net assets                   1.50%           1.50%           1.50%           1.50%           1.50%

Ratio of net investment income to average
  net assets ..............................                   0.30%           0.06%           0.22%           0.25%           0.56%

Portfolio turnover rate ...................                     58%             43%             33%             70%             65%

(A)   Amount rounds to less than $0.005.

(B)   Amount calculated based on average shares outstanding throughout the year.

See accompanying notes to financial statements.

JAMES MID CAP FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                                                      Per Share Data for a Share Outstanding Throughout Each Year
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Year Ended
                                                                                                                        June 30,
                                                                                                                          2007
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ............................................................................     $     10.00
                                                                                                                      -----------

Income from investment operations:
   Net investment income ........................................................................................            0.04
   Net realized and unrealized gains on investments .............................................................            1.70
                                                                                                                      -----------
Total from investment operations ................................................................................            1.74
                                                                                                                      -----------

Less distributions:
   From net investment income ...................................................................................           (0.04)
                                                                                                                      -----------

Paid-in capital from redemption fees(B) .........................................................................            0.00(A)
                                                                                                                      -----------

Net asset value at end of year ..................................................................................     $     11.70
                                                                                                                      ===========

Total return ....................................................................................................           17.41%
                                                                                                                      ===========

Net assets at end of year (000's) ...............................................................................     $     6,441
                                                                                                                      ===========

Ratios/Supplemental Data:
Ratio of net expenses to average net assets .....................................................................            1.49%

Ratio of net investment income to average net assets ............................................................            0.40%

Portfolio turnover rate .........................................................................................              53%

(A)   Amount rounds to less than $0.005.

(B)   Amount calculated based on average shares outstanding throughout the year.

See accompanying notes to financial statements.

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
June 30, 2007
================================================================================
   Shares      COMMON STOCKS -- 46.3%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 4.2%
       42,000  AEP Industries, Inc.*...........................   $   1,890,420
       15,000  Alliance Resource Partners, L.P.................         628,500
       60,000  Barrick Gold Corporation........................       1,744,200
       35,000  Castle (A.M.) & Company.........................       1,256,850
       18,000  Dow Chemical Company............................         795,960
       45,650  Methanex Corporation............................       1,147,641
       46,000  Newmont Mining Corporation......................       1,796,760
       19,000  Nucor Corporation...............................       1,114,350
       17,000  PPG Industries, Inc.............................       1,293,870
       15,000  RPM International, Inc..........................         346,650
       19,500  Terra Nitrogen Company, L.P.....................       2,477,865
                                                                  -------------
                                                                     14,493,066
                                                                  -------------
               CONSUMER, CYCLICAL -- 5.7%
       80,812  Air Methods Corporation*........................       2,963,376
       20,000  Dollar Trees Stores, Inc.*......................         871,000
       39,000  J.C. Penney Company, Inc. ......................       2,822,820
       50,000  Mattel, Inc.....................................       1,264,500
       70,000  McDonald's Corporation..........................       3,553,200
       45,000  Men's Wearhouse, Inc............................       2,298,150
       34,950  PACCAR, Inc. ...................................       3,042,048
       26,000  Steven Madden Ltd...............................         851,760
       43,500  The Buckle, Inc.................................       1,713,900
        7,000  Walt Disney Company.............................         238,980
                                                                  -------------
                                                                     19,619,734
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 6.9%
      201,000  EZCORP, Inc. - Class A*.........................       2,661,240
       48,000  Imperial Sugar Company..........................       1,477,920
       20,000  Ingles Markets, Inc - Class A...................         689,000
      126,000  King Pharmaceuticals, Inc.*.....................       2,577,960
       30,000  Kroger Co. .....................................         843,900
       24,000  Manpower, Inc...................................       2,213,760
       83,000  Merck & Co., Inc................................       4,133,400
      108,000  Pfizer, Inc.....................................       2,761,560
       10,534  The Andersons, Inc..............................         477,506
       43,000  The Toro Company................................       2,532,270
       55,500  Watson Wyatt Worldwide, Inc. ...................       2,801,640
                                                                  -------------
                                                                     23,170,156
                                                                  -------------
               ENERGY -- 6.0%
        9,500  Apache Corporation..............................         775,105
       41,500  Bolt Technology Corporation*....................       1,827,660
       32,940  Chevron Corporation.............................       2,774,866
        6,000  Cimarex Energy Company..........................         236,460
       21,000  Devon Energy Corporation........................       1,644,090

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 46.3% (Continued)                     Value
--------------------------------------------------------------------------------
               ENERGY -- 6.0% (Continued)
        8,000  EOG Resources, Inc. ............................   $     584,480
       44,500  Exxon Mobil Corporation.........................       3,732,660
       41,400  Hess Corporation................................       2,440,944
      105,200  ICO, Inc.*......................................       1,111,964
        5,000  Lufkin Industries, Inc. ........................         322,750
       28,300  Sunoco, Inc. ...................................       2,254,944
       38,000  Valero Energy Corporation.......................       2,806,680
                                                                  -------------
                                                                     20,512,603
                                                                  -------------
               FINANCIAL -- 4.6%
       32,500  AllianceBernstein Holding L.P...................       2,830,425
   Shares      COMMON STOCKS -- 66.4% (Continued)
       48,750  American Physicians Capital, Inc.*..............       1,974,375
       14,500  Assurant, Inc...................................         854,340
       42,500  CIT Group, Inc..................................       2,330,275
       28,000  CNA Surety Corporation*.........................         529,480
        7,000  KeyCorp.........................................         240,310
       47,500  Rent-A-Center, Inc.*............................       1,245,925
       25,000  SAFECO Corporation..............................       1,556,500
       82,500  W.R. Berkley Corporation........................       2,684,550
                                                                  -------------
                                                                     15,834,155
                                                                  -------------
               INDUSTRIAL -- 5.3%
       14,000  Cascade Corporation.............................       1,098,160
       42,000  CSX Corporation.................................       1,893,360
       43,000  Cummins, Inc. ..................................       4,352,030
        8,000  Deere & Company.................................         965,920
       15,000  Eaton Corporation...............................       1,395,000
       10,000  Johnson Controls, Inc...........................       1,157,700
       75,000  Metal Management, Inc. .........................       3,305,250
       29,000  Norfolk Southern Corporation....................       1,524,530
       27,000  Superior Essex, Inc.*...........................       1,008,450
       42,000  The Timken Company..............................       1,516,620
                                                                  -------------
                                                                     18,217,020
                                                                  -------------
               TECHNOLOGY -- 4.6%
       41,000  Arrow Electronics, Inc*.........................       1,575,630
        6,000  Ceradyne, Inc.*.................................         443,760
          537  Citadel Broadcasting Corporation................           3,464
       61,500  Hewlett-Packard Company.........................       2,744,130
       20,000  International Business Machines
                 Corporation (IBM).............................       2,105,000
       20,000  Komag, Inc.*....................................         637,800
        5,000  Lockheed Martin Corporation.....................         470,650
       55,500  Northrop Grumman Corporation....................       4,321,785
       10,000  Precision Castparts Corporation.................       1,213,600
      119,000  Western Digital Corporation*....................       2,302,650
                                                                  -------------
                                                                     15,818,469
                                                                  -------------

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 46.3% (Continued)                     Value
--------------------------------------------------------------------------------
               UTILITIES -- 6.6%
       30,000  American Electric Power Company, Inc............   $   1,351,200
       84,000  AT&T, Inc.......................................       3,486,000
       39,500  CenturyTel, Inc. ...............................       1,937,475
       34,000  Edison International............................       1,908,080
       75,800  Energen Corporation.............................       4,164,452
       14,000  FirstEnergy Corporation.........................         906,220
       52,000  IDACORP, Inc....................................       1,666,080
       20,000  Integrys Energy Group, Inc. ....................       1,014,600
       43,500  MDU Resources Group, Inc........................       1,219,740
       30,500  Sempra Energy...................................       1,806,515
       20,000  The Empire District Electric Company............         447,400
       38,000  TXU Corporation.................................       2,557,400
                                                                  -------------
                                                                     22,465,162
                                                                  -------------
               INTERNATIONAL EQUITY FUNDS -- 2.4%
       14,500  Chile Fund, Inc. ...............................         336,400
       12,000  Greater China Fund, Inc.........................         321,720
       11,000  India Fund, Inc. ...............................         480,150
        8,000  iShares MSCI EMU Index Fund.....................         941,920
      124,000  iShares MSCI Japan Index Fund...................       1,801,720
        5,000  iShares MSCI South Africa Index Fund............         625,400
       46,000  iShares MSCI Sweden Index Fund..................       1,654,620
       50,000  iShares MSCI Taiwan Index Fund..................         798,000
       55,000  Japan Smaller Capitalization Fund, Inc. ........         622,600
       15,000  New Ireland Fund, Inc. .........................         454,800
                                                                  -------------
                                                                      8,037,330
                                                                  -------------

               TOTAL COMMON STOCKS ............................   $ 158,167,695
                                                                  -------------

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 49.6%                Value
--------------------------------------------------------------------------------
$   2,000,000  Federal Farm Credit Bank, 5.950%, 3/16/09.......   $   2,023,344
      550,000  Federal Home Loan Bank, 4.500%, 2/17/10.........         540,088
    5,000,000  U.S. Treasury Bills, 7/26/07....................       4,983,863
    7,500,000  U.S. Treasury Bonds, 4.875%, 2/15/12............       7,490,625
   50,000,000  U.S. Treasury Bonds, 5.250%, 11/15/28...........      50,343,749
   10,000,000  U.S. Treasury Bonds, 4.500%, 2/15/36............       9,054,690
   16,500,000  U.S. Treasury Notes, 3.250%, 8/15/07............      16,469,864
   14,000,000  U.S. Treasury Notes, 3.000%, 2/15/08............      13,826,092
   16,000,000  U.S. Treasury Notes, 5.500%, 2/15/08............      16,046,256
    8,000,000  U.S. Treasury Notes, 4.625%, 3/31/08............       7,976,248
   38,000,000  U.S. Treasury Notes, 4.875%, 5/31/08............      37,964,356
    2,554,680  U.S. Treasury Notes, 3.625%, 4/15/28............       2,959,638
                                                                  -------------

               TOTAL U.S. GOVERNMENT & AGENCY BONDS ...........   $ 169,678,813
                                                                  -------------

================================================================================
  Par Value    CORPORATE BONDS -- 0.8%                                Value
--------------------------------------------------------------------------------
$     500,000  Anheuser-Busch Companies, Inc., 6.000%,
                 4/15/11.......................................   $     508,313
      500,000  Tennessee Valley Authority, 5.625%, 1/18/11.....         506,885
    2,000,000  Walmart Stores, 5.250%, 9/1/35..................       1,748,298
                                                                  -------------

               TOTAL CORPORATE BONDS...........................   $   2,763,496
                                                                  -------------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 2.3%
--------------------------------------------------------------------------------
    7,697,282  First American Treasury Obligations Fund........   $   7,697,282
                                                                  -------------
               TOTAL INVESTMENT SECURITIES -- 99.0%
               (Amortized Cost $297,906,956)...................   $ 338,307,286

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%...       3,356,952
                                                                  -------------

               NET ASSETS -- 100.0%............................   $ 341,664,238
                                                                  =============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2007
================================================================================
   Shares      COMMON STOCKS -- 95.5%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 7.4%
       27,500  Alliance Resource Partners, L.P.................   $   1,152,250
      136,910  Castle (A.M.) & Company.........................       4,916,438
       93,400  Innospec, Inc...................................       5,530,214
       20,000  OM Group, Inc.*.................................       1,058,400
      164,280  Quanex Corporation..............................       8,000,436
       73,690  Schnitzer Steel Industries, Inc. - Class A......       3,532,699
                                                                  -------------
                                                                     24,190,437
                                                                  -------------
               CONGLOMERATE -- 0.8%
      115,200  LSB Industries, Inc.*...........................       2,462,976
                                                                  -------------
               CONSUMER, CYCLICAL -- 11.3%
      191,215  Barry (R.G.) Corporation*.......................       2,265,898
      187,850  Bob Evans Farms, Inc............................       6,922,272
      141,525  Brown Shoe Company, Inc.........................       3,441,888
       51,824  Champion Industries, Inc. ......................         373,133
      355,900  Charming Shoppes, Inc.*.........................       3,854,397
       99,312  Crown Crafts, Inc.*.............................         412,145
       80,900  E Com Ventures, Inc.*...........................       1,842,093
       83,300  Famous Dave's of America, Inc.*.................       1,855,924
       41,300  JAKKS Pacific, Inc.*............................       1,162,182
      194,800  Pinnacle Airlines Corporation*..................       3,652,500
       71,500  Steiner Leisure Ltd.*...........................       3,512,080
      175,200  The Buckle, Inc.................................       6,902,880
       78,460  Zones, Inc.*....................................         706,140
                                                                  -------------
                                                                     36,903,532
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 14.4%
      221,225  Axcan Pharma, Inc.*.............................       4,276,279
       58,129  DRAXIS Health, Inc.*............................         344,124
      466,325  First Consulting Group, Inc.*...................       4,430,088
      169,525  Fresh Del Monte Produce, Inc. ..................       4,246,601
      143,700  Imperial Sugar Company..........................       4,424,523
      242,725  Ingles Markets, Inc. - Class A..................       8,361,876
       53,400  Nutraceutical International Corporation*........         884,838
      372,700  Spartan Stores, Inc.............................      12,265,557
      276,580  Tupperware Corporation..........................       7,948,909
                                                                  -------------
                                                                     47,182,795
                                                                  -------------
               ENERGY -- 13.1%
       30,360  Basic Energy Services, Inc.*....................         776,305
       80,400  Bolt Technology Corporation*....................       3,540,816
      228,165  Copano Energy LLC...............................       9,735,800
      250,710  ICO, Inc.*......................................       2,650,005
       34,400  Lufkin Industries, Inc. ........................       2,220,520
      383,625  Matrix Service Company*.........................       9,533,081

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 95.5% (Continued)                     Value
--------------------------------------------------------------------------------
               ENERGY -- 13.1% (Continued)
      199,175  Parker Drilling Company*........................   $   2,099,305
      157,165  Suburban Propane Partners, L.P..................       7,523,489
       80,410  W-H Energy Services, Inc.*......................       4,978,183
                                                                  -------------
                                                                     43,057,504
                                                                  -------------
               FINANCIAL -- 16.9%
       75,600  American Physicians Capital, Inc.*..............       3,061,800
      188,050  ASTA Funding, Inc...............................       7,226,761
      236,100  CNA Surety Corporation*.........................       4,464,651
      192,100  FelCor Lodging Trust, Inc.......................       5,000,363
      147,750  FPIC Insurance Group, Inc.*.....................       6,023,768
      272,770  LTC Properties, Inc.............................       6,205,518
      122,700  Max Re Capital Ltd..............................       3,472,410
      432,325  MCG Capital Corporation.........................       6,925,846
       75,300  Mercer Insurance Group, Inc. ...................       1,498,470
      158,500  MicroFinancial, Inc.............................         982,700
      117,525  NYMAGIC, Inc....................................       4,724,505
       38,250  The Midland Company.............................       1,795,455
      119,400  United America Indemnity Ltd.*..................       2,969,478
       76,500  UTEK Corporation................................       1,093,950
                                                                  -------------
                                                                     55,445,675
                                                                  -------------
               INDUSTRIAL -- 11.0%
      134,960  Cascade Corporation.............................      10,586,262
      101,600  Chase Corporation...............................       1,706,880
       90,530  Metal Management, Inc. .........................       3,989,657
      283,050  North American Galvanizing & Coatings, Inc.*....       2,428,569
       20,300  Pope Resources Limited Partnership..............         987,798
      212,430  Superior Essex, Inc.*...........................       7,934,261
      127,640  The Eastern Company.............................       3,709,218
       17,200  Twin Disc, Inc..................................       1,236,852
       97,420  VSE Corporation.................................       3,587,979
                                                                  -------------
                                                                     36,167,476
                                                                  -------------
               TECHNOLOGY -- 8.5%
      107,600  American Technical Ceramics Corporation*........       2,568,412
      147,490  ASE Test Ltd.*..................................       2,075,184
       71,470  ASM International N.V.*.........................       1,913,252
      233,600  Avici Systems, Inc..............................       1,752,000
      985,200  BroadVision, Inc.*..............................       1,960,548
       67,000  Ducommun, Inc.*.................................       1,723,910
      130,905  EPIQ Systems, Inc.*.............................       2,115,425
       70,100  Hurco Companies, Inc.*..........................       3,503,598
       41,900  Teledyne Technologies, Inc.*....................       1,925,305
      147,600  Trio-Tech International.........................       2,944,620
      224,600  United Online, Inc..............................       3,703,654
       52,100  Universal Security Instruments, Inc.*...........       1,634,377
                                                                  -------------
                                                                     27,820,285
                                                                  -------------

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 95.5% (Continued)                     Value
--------------------------------------------------------------------------------
               UTILITIES -- 12.1%
      352,200  Alaska Communications Systems Group, Inc. ......   $   5,578,848
       31,800  Atlantic Tele-Network, Inc......................         910,752
      160,950  Central Vermont Public Service Corporation......       6,064,596
      302,950  El Paso Electric Company*.......................       7,440,452
      107,800  Northwest Natural Gas Company...................       4,979,282
      221,330  South Jersey Industries, Inc. ..................       7,830,655
      200,470  Southwest Gas Corporation.......................       6,777,891
                                                                  -------------
                                                                     39,582,476
                                                                  -------------

                 TOTAL COMMON STOCKS...........................   $ 312,813,156
                                                                  -------------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 4.2%                         Value
--------------------------------------------------------------------------------
   13,799,788  First American Treasury Obligations Fund........   $  13,799,788
                                                                  -------------
               TOTAL INVESTMENT SECURITIES -- 99.7%
               (Cost $284,410,882).............................   $ 326,612,944

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...         853,867
                                                                  -------------

               NET ASSETS -- 100.0%............................   $ 327,466,811
                                                                  =============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2007
================================================================================
   Shares      COMMON STOCKS -- 69.0%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 5.7%
       14,160  Castle (A.M.) & Company.........................   $     508,486
       15,000  Dow Chemical Company............................         663,300
       20,000  Methanex Corporation............................         502,800
       10,480  Quanex Corporation..............................         510,376
        6,000  Terra Nitrogen Company, L.P.....................         762,420
                                                                  -------------
                                                                      2,947,382
                                                                  -------------
               CONSUMER, CYCLICAL -- 11.9%
       26,000  Darden Restaurants, Inc. .......................       1,143,740
       18,000  J.C. Penney Company, Inc. ......................       1,302,840
       10,080  McDonald's Corporation..........................         511,661
       22,425  PACCAR, Inc. ...................................       1,951,871
       30,000  The Buckle, Inc.................................       1,182,000
                                                                  -------------
                                                                      6,092,112
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 9.8%
       54,000  EZCORP, Inc. - Class A*.........................         714,960
       15,000  Imperial Sugar Company..........................         461,850
       30,000  King Pharmaceuticals, Inc.*.....................         613,800
       21,900  Merck & Co., Inc. ..............................       1,090,620
       30,000  Pfizer, Inc.....................................         767,100
       23,900  The Toro Company................................       1,407,471
                                                                  -------------
                                                                      5,055,801
                                                                  -------------
               ENERGY -- 8.7%
       15,000  Bolt Technology Corporation*....................         660,600
        9,600  Devon Energy Corporation........................         751,584
       12,170  Exxon Mobil Corporation.........................       1,020,820
       30,000  Matrix Service Company*.........................         745,500
       14,000  Tesoro Corporation..............................         800,100
        6,920  Valero Energy Corporation.......................         511,111
                                                                  -------------
                                                                      4,489,715
                                                                  -------------
               FINANCIAL -- 5.8%
       20,600  CIT Group, Inc. ................................       1,129,498
       40,000  CNA Surety Corporation*.........................         756,400
        5,650  Hospitality Properties Trust....................         234,419
        4,000  The Goldman Sachs Group, Inc....................         867,000
                                                                  -------------
                                                                      2,987,317
                                                                  -------------
               INDUSTRIAL -- 5.3%
        7,590  Cascade Corporation.............................         595,360
       14,000  Cummins, Inc. ..................................       1,416,940
        2,500  Deere & Company.................................         301,850
       10,000  Metal Management, Inc. .........................         440,700
                                                                  -------------
                                                                      2,754,850
                                                                  -------------

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 69.0% (Continued)                     Value
--------------------------------------------------------------------------------
               TECHNOLOGY -- 10.1%
       16,000  Arrow Electronics, Inc.*........................   $     614,880
        6,900  Ceradyne, Inc.*.................................         510,324
       25,000  Hewlett-Packard Company.........................       1,115,500
       10,000  Hurco Companies, Inc.*..........................         499,800
        6,700  International Business Machines
                 Corporation (IBM).............................         705,175
       18,430  MKS Instruments, Inc.*..........................         510,511
        6,690  Northrop Grumman Corporation....................         520,950
        6,000  Precision Castparts Corporation.................         728,160
                                                                  -------------
                                                                      5,205,300
                                                                  -------------
               UTILITIES -- 8.3%
       30,000  CenturyTel, Inc. ...............................       1,471,500
       13,370  Edison International............................         750,324
       31,200  MDU Resources Group, Inc........................         874,848
       20,000  Sempra Energy...................................       1,184,600
                                                                  -------------
                                                                      4,281,272
                                                                  -------------
               INTERNATIONAL EQUITY FUNDS -- 3.4%
        5,000  iShares FTSE/Xinhua China 25 Index Fund.........         644,000
       40,000  iShares MSCI Japan Index Fund...................         581,200
       15,000  iShares MSCI Sweden Index Fund..................         539,550
                                                                  -------------
                                                                      1,764,750
                                                                  -------------

               TOTAL COMMON STOCKS.............................   $  35,578,499
                                                                  -------------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 9.3%                         Value
--------------------------------------------------------------------------------
    4,792,904  First American Treasury Obligations Fund........   $   4,792,904
                                                                  -------------
               TOTAL INVESTMENT SECURITIES -- 78.3%
               (Cost $32,062,250)..............................   $  40,371,403

               SEGREGATED CASH WITH BROKERS -- 86.1% ..........      44,336,413

               SECURITIES SOLD SHORT -- (66.4)%
                 (Proceeds $35,865,427) .......................     (34,199,426)


               OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.0%...       1,018,302
                                                                  -------------

               NET ASSETS -- 100.0%............................   $  51,526,692
                                                                  =============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2007
================================================================================
   Shares      COMMON STOCKS -- 66.4%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 3.8%
       32,000  Bowater, Inc....................................   $     798,400
       86,980  International Coal Group, Inc...................         520,141
       16,000  Zoltek Companies, Inc. .........................         664,480
                                                                  -------------
                                                                      1,983,021
                                                                  -------------
               CONSUMER, CYCLICAL -- 9.1%
       13,500  Centex Corporation..............................         541,350
       24,100  Circuit City Stores, Inc........................         363,429
       23,360  DTS, Inc........................................         508,547
       67,650  Fleetwood Enterprises, Inc......................         612,232
       43,770  Jamba, Inc......................................         400,059
       31,250  Overstock.com, Inc..............................         570,937
       78,650  Pier 1 Imports, Inc.............................         667,738
       34,950  Warner Music Group Corporation..................         505,027
       42,400  XM Satellite Radio Holdings, Inc. ..............         499,048
                                                                  -------------
                                                                      4,668,367
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 8.8%
       71,480  BearingPoint, Inc...............................         522,519
       82,270  Cumulus Media, Inc. - Class A...................         769,224
       79,350  Keryx Biopharmaceuticals, Inc. .................         775,249
       37,800  Mannkind Corporation............................         466,075
       49,650  Nektar Therapeutics.............................         471,178
       15,950  Sirona Dental Systems, Inc......................         603,388
       12,780  SonoSite, Inc...................................         401,676
       11,500  Tejon Ranch Company.............................         508,300
                                                                  -------------
                                                                      4,517,609
                                                                  -------------
               ENERGY -- 5.6%
       15,510  Cheniere Energy, Inc............................         601,633
       45,000  Delta Petroleum Corporation.....................         903,600
       53,800  Evergreen Solar, Inc. ..........................         500,340
       57,940  FuelCell Energy, Inc............................         458,885
       48,160  FX Energy, Inc. ................................         440,664
                                                                  -------------
                                                                      2,905,122
                                                                  -------------
               FINANCIAL -- 10.4%
      104,310  BankAtlantic Bancorp, Inc.......................         898,109
       29,246  BankFinancial Corporation.......................         451,851
       30,270  Brookline Bancorp, Inc..........................         348,408
       41,680  Hudson City Bancorp, Inc........................         509,330
       50,920  INVESTools, Inc.................................         507,163
       38,750  Investors Bancorp, Inc. ........................         520,412
       71,750  LaBranche & Company, Inc........................         529,515
       39,540  Midwest Banc Holdings, Inc......................         573,330
       35,050  NewAlliance Bancshares, Inc.....................         515,936
       50,350  Superior Bancorp................................         515,080
                                                                  -------------
                                                                      5,369,134
                                                                  -------------

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
   Shares      COMMON STOCKS -- 66.4% (Continued)                     Value
--------------------------------------------------------------------------------
               INDUSTRIAL -- 7.8%
       37,630  American Superconductor Corporation.............   $     726,635
       17,000  Energy Conversion Devices, Inc..................         523,940
       10,950  ESCO Technologies, Inc..........................         397,047
       17,350  Intermec, Inc...................................         439,128
       12,070  Silicon Laboratories, Inc.......................         417,743
       24,790  Tecumseh Products Company - Class A.............         389,451
       15,020  The Shaw Group, Inc. ...........................         695,276
       83,970  Verenium Corporation............................         425,728
                                                                  -------------
                                                                      4,014,948
                                                                  -------------
               TECHNOLOGY -- 15.1%
       32,580  3D Systems Corporation..........................         810,265
       19,950  Affymetrix, Inc. ...............................         496,555
        8,860  American Tower Corporation - Class A............         372,120
       61,000  AudioCodes Ltd..................................         342,820
       35,000  Cyberonics, Inc.................................         588,700
       73,950  InPhonic, Inc...................................         344,607
       49,190  Leapfrog Enterprises, Inc.......................         504,197
       22,310  Marvell Technology Group Ltd....................         406,265
       33,260  Momenta Pharmaceutical, Inc. ...................         335,261
       72,490  Opsware, Inc....................................         689,380
       62,630  Powerwave Technologies, Inc.....................         419,621
       14,020  Rambus, Inc.....................................         252,080
       20,050  Riverbed Technology, Inc........................         878,591
       30,100  Senomyx, Inc....................................         406,350
       37,350  TurboChef Technologies, Inc. ...................         519,912
       39,880  Wind River Systems, Inc. .......................         438,680
                                                                  -------------
                                                                      7,805,404
                                                                  -------------
               UTILITIES -- 5.8%
       21,000  Aqua America, Inc. .............................         472,290
       93,800  Aquila, Inc.....................................         383,642
       21,000  Consolidated Water Co., Ltd.....................         615,510
       20,410  Crosstex Energy, Inc............................         586,379
       20,000  Ormat Technologies, Inc.........................         753,600
       40,000  Vonage Holdings Corporation.....................         124,400
                                                                  -------------
                                                                      2,935,821
                                                                  -------------
               TOTAL COMMON STOCKS SOLD SHORT
                 (Proceeds $35,865,427)..................... ..   $  34,199,426
                                                                  =============
See accompanying notes to financial statements.

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2007
================================================================================
   Shares      COMMON STOCKS -- 97.1%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 5.0%
        9,510  Alliance Resource Partners, L.P.................   $     398,469
        6,883  PPG Industries, Inc.............................         523,865
        7,965  Schnitzer Steel Industries, Inc. - Class A......         381,842
                                                                  -------------
                                                                      1,304,176
                                                                  -------------
               CONGLOMERATE -- 0.8%
        9,600  LSB Industries, Inc.*...........................         205,248
                                                                  -------------
               CONSUMER, CYCLICAL -- 15.5%
        9,737  Barry (R.G.) Corporation*.......................         115,383
       10,435  Crown Crafts, Inc.*.............................          43,305
       13,318  Darden Restaurants, Inc. .......................         585,859
        5,060  E Com Ventures, Inc.*...........................         115,216
        6,870  Famous Dave's of America, Inc.*.................         153,064
        9,120  J.C. Penney Company, Inc. ......................         660,106
       10,400  McDonald's Corporation..........................         527,904
       11,331  PACCAR, Inc. ...................................         986,251
       20,456  The Buckle, Inc.................................         805,966
        5,709  Zones, Inc.*....................................          51,381
                                                                  -------------
                                                                      4,044,435
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 14.2%
        3,632  DRAXIS Health, Inc.*............................          21,501
       55,500  EZCORP, Inc. - Class A*.........................         734,820
        4,750  Ingles Markets, Inc. - Class A..................         163,638
       26,100  King Pharmaceuticals, Inc.*.....................         534,006
       14,850  Merck & Co., Inc. ..............................         739,530
       19,710  Pfizer, Inc. ...................................         503,985
        8,000  The Toro Company................................         471,120
       10,000  Watson Wyatt Worldwide, Inc. ...................         504,800
                                                                  -------------
                                                                      3,673,400
                                                                  -------------
               ENERGY -- 11.8%
        4,840  Bolt Technology Corporation*....................         213,154
        3,500  Copano Energy LLC...............................         149,345
        6,300  Exxon Mobil Corporation.........................         528,444
       22,860  Frontier Oil Corporation........................       1,000,581
        4,760  Hess Corporation................................         280,650
       11,730  Marathon Oil Corporation........................         703,331
        6,970  Matrix Service Company*.........................         173,205
                                                                  -------------
                                                                      3,048,710
                                                                  -------------

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 97.1% (Continued)                     Value
--------------------------------------------------------------------------------
               FINANCIAL -- 13.1%
        5,580  AllianceBernstein Holding L.P...................   $     485,962
       10,665  American Financial Group, Inc. .................         364,210
        9,180  American Physicians Capital, Inc.*..............         371,790
       12,695  CIT Group, Inc. ................................         696,067
       20,250  CNA Surety Corporation*.........................         382,928
        6,240  Mercer Insurance Group, Inc. ...................         124,176
        4,440  The Goldman Sachs Group, Inc....................         962,369
                                                                  -------------
                                                                      3,387,502
                                                                  -------------
               INDUSTRIAL -- 14.1%
       11,160  Cascade Corporation.............................         875,390
        8,460  Chase Corporation...............................         142,128
       12,591  Cummins, Inc. ..................................       1,274,335
        7,830  Eaton Corporation...............................         728,190
       10,900  Metal Management, Inc. .........................         480,363
        4,730  The Eastern Company.............................         137,454
                                                                  -------------
                                                                      3,637,860
                                                                  -------------
               TECHNOLOGY -- 8.9%
        9,530  American Technical Ceramics Corporation*........         227,481
       14,600  Avici Systems, Inc..............................         109,500
       58,140  BroadVision, Inc.*..............................         115,699
       23,400  Hewlett-Packard Company.........................       1,044,108
        6,300  Northrop Grumman Corporation....................         490,581
        9,225  Trio-Tech International.........................         184,039
        4,130  Universal Security Instruments, Inc.*...........         129,558
                                                                  -------------
                                                                      2,300,966
                                                                  -------------
               UTILITIES -- 13.7%
        8,640  American Electric Power Company, Inc. ..........         389,146
       17,200  AT&T, Inc.......................................         713,799
       13,310  CenturyTel, Inc. ...............................         652,856
        7,110  El Paso Electric Company*.......................         174,622
       10,890  Energen Corporation.............................         598,297
       11,000  MDU Resources Group, Inc........................         308,440
       11,870  Sempra Energy...................................         703,059
                                                                  -------------
                                                                      3,540,219
                                                                  -------------

               TOTAL COMMON STOCKS.............................   $  25,142,516
                                                                  -------------

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      SHORT TERM INVESTMENTS -- 1.1%                         Value
--------------------------------------------------------------------------------
      273,862  First American Treasury Obligations Fund........   $     273,862
                                                                  -------------

               TOTAL INVESTMENT SECURITIES -- 98.2%
               (Cost $17,585,038)..............................   $  25,416,378

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8%...         456,329
                                                                  -------------

               NET ASSETS -- 100.0%............................   $  25,872,707
                                                                  =============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2007
================================================================================
   Shares      COMMON STOCKS -- 95.3%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 9.9%
        5,000  Albermarle Corporation..........................   $     192,650
        4,500  Commercial Metals Company.......................         151,965
       10,000  Kinross Gold Corp.*.............................         116,800
        7,000  Methanex Corporation............................         175,980
                                                                  -------------
                                                                        637,395
                                                                  -------------
               CONSUMER, CYCLICAL -- 11.5%
        1,800  Columbia Sportswear Company.....................         123,624
        1,700  Darden Restaurants, Inc. .......................          74,783
        5,500  Dollar Tree Stores, Inc.*.......................         239,525
        2,500  International Speedway Corporation - Class A....         131,775
        3,350  Men's Wearhouse, Inc............................         171,085
                                                                  -------------
                                                                        740,792
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 15.8%
        8,000  King Pharmaceuticals, Inc.*.....................         163,680
        1,700  Manpower, Inc...................................         156,808
        2,000  Molson Coors Brewing Company - Class B..........         184,920
        4,000  Newell Rubbermaid, Inc..........................         117,720
        3,200  The Toro Company................................         188,448
        4,000  Watson Wyatt Worldwide, Inc. ...................         201,919
                                                                  -------------
                                                                      1,013,495
                                                                  -------------
               ENERGY -- 14.1%
        5,000  Copano Energy LLC...............................         213,350
        5,000  Frontier Oil Corporation........................         218,850
        2,400  Questar Corporation.............................         126,840
        3,000  Sunoco Logistics Partners L.P. .................         180,240
        3,000  Tesoro Corporation..............................         171,450
                                                                  -------------
                                                                        910,730
                                                                  -------------
               FINANCIAL -- 12.3%
        1,800  AllianceBernstein Holding L.P...................         156,762
        5,000  American Financial Group, Inc. .................         170,750
        3,000  Assurant, Inc...................................         176,760
        2,000  Hospitality Properties Trust....................          82,980
        1,500  SAFECO Corporation..............................          93,390
        3,500  W.R. Berkley Corporation........................         113,890
                                                                  -------------
                                                                        794,532
                                                                  -------------
               INDUSTRIAL -- 11.9%
        1,400  Cummins, Inc. ..................................         141,694
        2,500  GATX Corporation................................         123,125
        3,000  Greif Bros. Corporation - Class A...............         178,830
        4,000  Metal Management, Inc. .........................         176,280
        4,000  The Timken Company..............................         144,440
                                                                  -------------
                                                                        764,369
                                                                  -------------

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 95.3% (Continued)                     Value
--------------------------------------------------------------------------------
               TECHNOLOGY -- 9.6%

        4,000  Arrow Electronics, Inc.*........................   $     153,720
        3,100  Ceradyne, Inc.*.................................         229,276
        3,000  Teledyne Technologies, Inc.*....................         137,850
        4,900  Western Digital Corporation*....................          94,815
                                                                  -------------
                                                                        615,661
                                                                  -------------
               UTILITIES -- 10.2%
        2,450  Alliant Energy Corporation......................          95,183
        4,000  CenturyTel, Inc. ...............................         196,200
        2,500  Energen Corporation.............................         137,350
        2,100  Great Plains Energy, Inc........................          61,152
        1,100  Integrys Energy Group, Inc. ....................          55,803
        3,950  MDU Resources Group, Inc........................         110,758
                                                                  -------------
                                                                        656,446
                                                                  -------------

               TOTAL COMMON STOCKS ............................   $   6,133,420
                                                                  -------------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 2.5%                         Value
--------------------------------------------------------------------------------
      162,801  First American Treasury Obligations Fund........   $     162,801
                                                                  -------------
               TOTAL INVESTMENT SECURITIES -- 97.8%
               (Cost $5,601,348)...............................   $   6,296,221

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.2%...         144,857
                                                                  -------------

               NET ASSETS -- 100.0%............................   $   6,441,078
                                                                  =============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2007
================================================================================

1. General Information and Significant Accounting Policies

James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund and James Mid Cap Fund are each a diversified series of James Advantage Funds (the "Trust"), and James Equity Fund is a non-diversified series of the Trust (individually the "Fund," collectively the "Funds"). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Equity Fund commenced its public offering of shares on November 1, 1999. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

James Equity Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in equity securities without regard to the market capitalization of the stock. The Fund often buys stocks in the S&P 500 Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Share Valuation

The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The net asset value is determined as of the close of the NYSE (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value.

Redemption Fees

Effective February 21, 2007, the Board of Trustees of the James Advantage Funds voted to abolish the redemption fees for the James Small Cap Fund, the James Market Neutral Fund, the James Equity Fund, and the James Mid Cap Fund. Prior to February 21, 2007, the Funds charged a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days. The redemption fees were paid directly to the Funds.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Securities Valuation

Securities that are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James's opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price ("NOCP") for all NASDAQ National Market ("NNM") and NASDAQ Capital Market(R) securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which the Fund calculates its net asset value) that materially affects a security's value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of June 30, 2007, the James Balanced:
Golden Rainbow Fund had no such outstanding purchase commitments. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Short Sales and Segregated Cash

The James Market Neutral Fund (the "Fund") actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The tax character of distributions paid for the years ended June 30, 2007 and 2006 was as follows:

---------------------------------------------------------------------------------------------------------------
                                                          James Balanced:                 James Small Cap
                                                       Golden Rainbow Fund                     Fund
                                                  -----------------------------   -----------------------------
                                                       2007            2006           2007             2006
---------------------------------------------------------------------------------------------------------------
From ordinary income ........................     $   6,967,365   $   4,473,409   $   3,153,359   $     140,631
From long-term capital gains ................         5,273,855       6,895,468         649,545       1,110,529
From return of capital ......................                --              --         144,227              --
                                                  -------------   -------------   -------------   -------------
                                                  $  12,241,220   $  11,368,877   $   3,947,131   $   1,251,160
                                                  =============   =============   =============   =============
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                      James Market Neutral                James Equity            James Mid Cap
                                              Fund                            Fund                    Fund
                                  -----------------------------   -----------------------------   -------------
                                       2007           2006            2007            2006           2007
---------------------------------------------------------------------------------------------------------------
From ordinary income...........   $   2,166,597   $     994,103   $      97,518   $      41,105   $      14,614
                                  -------------   -------------   -------------   -------------   -------------
---------------------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2007:

---------------------------------------------------------------------------------------------------------------
                                     James
                                    Balanced:         James           James          James           James
                                 Golden Rainbow     Small Cap     Market Neutral     Equity         Mid Cap
                                      Fund             Fund           Fund            Fund            Fund
---------------------------------------------------------------------------------------------------------------
Tax cost of investment
  securities ..................   $ 298,192,183   $ 284,410,882   $  66,294,893   $  17,585,038   $   5,601,348
                                  =============   =============   =============   =============   =============
Gross unrealized
  appreciation ................   $  43,426,435   $  52,655,160   $  12,359,389   $   7,945,974   $     775,676
Gross unrealized depreciation .      (3,311,332)    (10,453,098)     (2,417,452)       (114,634)        (80,803)
                                  -------------   -------------   -------------   -------------   -------------
Net unrealized appreciation ...      40,115,103      42,202,062       9,941,937       7,831,340         694,873
Capital loss carryforward .....              --              --      (8,942,280)     (1,033,467)             --
Post-October losses ...........              --      (6,256,281)             --              --              --
Undistributed net investment
  income ......................          29,576          26,640           9,254           1,076          18,785
Undistributed long-term gains .       5,920,309              --              --              --              --
Other temporary differences ...         (87,094)        (26,640)        (21,200)         (1,070)             --
                                  -------------   -------------   -------------   -------------   -------------
    Accumulated earnings ......   $  45,977,894   $  35,945,781   $     987,711   $   6,797,879   $     713,658
                                  =============   =============   =============   =============   =============
---------------------------------------------------------------------------------------------------------------

The difference between the cost of investment securities and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

During the year ended June 30, 2007, the James Equity Fund utilized $762,304 of capital loss carryforwards. The capital loss carryforwards remaining as of June 30, 2007 in the table below expire as follows:

--------------------------------------------------------------------------------
                                                     Amount      Expiration Date
--------------------------------------------------------------------------------
The James Market Neutral Fund................    $     82,513    June 30, 2008
                                                 $    987,690    June 30, 2012
                                                 $    773,042    June 30, 2013
                                                 $    642,007    June 30, 2014
                                                 $  6,457,028    June 30, 2015

The James Equity Fund........................    $    725,408    June 30, 2010
                                                 $    130,880    June 30, 2011
                                                 $    177,179    June 30, 2012
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in its semi-annual report on December 31, 2007. Management is in the process of determining the impact of adoption.

Reclassification of Capital Accounts

Reclassifications result primarily from the difference in the tax treatment of net investment losses and distributions in excess of net investment income. The following reclassifications have been made on the Statement of Assets and Liabilities and have no impact on the net assets or net asset value of the
Funds:

--------------------------------------------------------------------------------
                                                   Undistributed    Accumulated
                                       Paid-In    Net Investment   Net Realized
                                       Capital    Income  (Loss)  Gains (Losses)
--------------------------------------------------------------------------------
James Small Cap Fund.............   $ (144,227)     $      (87)    $   144,314
James Market Neutral Fund........   $        1      $    2,400     $    (2,401)
--------------------------------------------------------------------------------

2. Securities Transactions

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for James Balanced: Golden Rainbow Fund for the year ended June 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                Purchases           Sales
--------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund.....    $  186,808,371     $  207,269,691
--------------------------------------------------------------------------------

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Purchases and sales (including maturities) of investments in other securities for the year ended June 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                                Purchases           Sales
--------------------------------------------------------------------------------
James Balanced:  Golden Rainbow Fund....    $   96,290,779     $   58,038,710
James Small Cap Fund....................       410,436,492        279,194,738
James Market Neutral Fund...............        27,444,391         50,201,263
James Equity Fund.......................        18,137,607         27,136,912
James Mid Cap Fund......................         7,290,089          1,869,759
--------------------------------------------------------------------------------

For the year ended June 30, 2007, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $63,878,490 and $45,400,776, respectively, for the James Market Neutral Fund.

3. Management Fee and Other Transactions with Affiliates

A trustee and certain officers of the Trust were also officers of James or JPMorgan Chase Bank, N.A. ("JPMorgan") (formerly Integrated Investment Services, Inc.), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares during the year ended June 30, 2007. On April 1, 2007 Integrated Investment Services, Inc. was purchased by JPMorgan Chase Bank, N.A.

Investment Management Agreement

The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio. James Balanced: Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. James Balanced: Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee equal to (a) an annual rate of 1.25% of the average daily net assets of the James Small Cap Fund, James Equity Fund and James Mid Cap Fund, and 1.70% of James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of the James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund, except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

Administrative Services Agreement

Under the terms of an Administrative Services Agreement with the Trust, JPMorgan supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, JPMorgan receives a monthly fee paid by James
Balanced: Golden Rainbow Fund, and paid by James for the James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund, based on each Fund's respective average daily net assets, subject to a minimum monthly fee for each Fund.

Transfer Agent and Shareholder Service Agreement

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, JPMorgan maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

monthly fee paid by James Balanced: Golden Rainbow Fund, and paid by James for the James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund, subject to a minimum monthly fee for each Fund. In addition, James
Balanced: Golden Rainbow Fund and James pay JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

Accounting Services Agreement

Under the terms of the Accounting Services Agreement with the Trust, JPMorgan calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, JPMorgan receives a monthly fee from James Balanced: Golden Rainbow Fund and from James with respect to each of the James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund. In addition, JPMorgan is reimbursed by James Balanced: Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Funds' portfolio securities.

Plan of Distribution

Each Fund has a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund is 0.25% of the average daily net assets of each respective Fund.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2007, Charles Schwab & Co., Inc. owned, for the benefit of its customers, 40.36%, 37.51%, and 27.41% of the James Balanced: Golden Rainbow Fund, the James Small Cap Fund, and the James Market Neutral Fund, respectively. Dr. Frank James and other affiliates owned 68.68% of the James Mid Cap Fund.

4. Commitments and Contingencies

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees and Shareholders of James Advantage Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, of The James Advantage Funds (the "Funds") comprising James Balanced: The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund, The James Equity Fund, and The James Mid Cap Fund as of June 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting The James Advantage Funds, as of June 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Cincinnati, Ohio
August 24, 2007

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited)
================================================================================

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the year ended June 30, 2007 qualify for the corporate dividends received deduction:

              James Balanced:  Golden Rainbow Fund         17%
              James Small Cap Fund                        100%
              James Market Neutral Fund                    28%
              James Equity Fund                           100%
              James Mid Cap Fund                          100%

Proxy Voting Guidelines

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-995-2637. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov. and on the James' website at www.jamesfunds.com.

Quarterly Portfolio Disclosure

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period, if you held your shares for the entire period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited) (Continued)
================================================================================

Note that expenses shown in the table are meant to highlight your ongoing costs only. The calculations also assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund each charge a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days. If these transactional costs were incurred and were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------
                                                                                               Expenses Paid
                                                Net Expense                                      During the
                                                   Ratio         Beginning         Ending        Six Months
                                                Annualized     Account Value    Account Value      Ended
                                                  June 30,       January 1,       June 30,        June 30,
                                                    2007            2007            2007            2007*
------------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund
   Actual ....................................      1.18%       $1,000.00        $1,048.80         $ 5.99
   Hypothetical ..............................      1.18%       $1,000.00        $1,018.94         $ 5.91

James Small Cap Fund
   Actual.....................................      1.50%       $1,000.00        $1,052.20         $ 7.63
   Hypothetical...............................      1.50%       $1,000.00        $1,017.36         $ 7.50

James Market Neutral Fund
   Actual.....................................      1.95%       $1,000.00        $1,036.70         $ 9.85
   Hypothetical...............................      1.95%       $1,000.00        $1,015.12         $ 9.74

James Equity Fund
   Actual.....................................      1.50%       $1,000.00        $1,082.00         $ 7.74
   Hypothetical...............................      1.50%       $1,000.00        $1,017.36         $ 7.50

James Mid Cap Fund
   Actual.....................................      1.50%       $1,000.00        $1,110.10         $ 7.85
   Hypothetical...............................      1.50%       $1,000.00        $1,017.36         $ 7.50

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited) (Continued)
================================================================================

Advisory Agreement Approval

The Board of Trustees of the James Advantage Funds considered the renewal of the Management Agreements for the James Balanced: Golden Rainbow Fund, the James Small Cap Fund, the James Equity Fund and the James Market Neutral Fund at a meeting held on May 24, 2007. The James Mid Cap Fund's Management Agreement is not required to be renewed until May 2008. The Trustees referred to materials that had been provided to them previously for purposes of their consideration of the Management Agreements. Representatives of the Adviser reviewed the services provided by James to the Funds, as well as a comparison of the advisory services provided to the Funds and to other clients of James. They discussed the regulatory environment and potential changes including possible new rules, proxy voting and the Funds' compliance program, as well as the costs of these items.

The Trustees reviewed a table comparing the average total returns of each Fund (one year, three years, five years) with a peer group of funds with the same or very similar investment objectives and strategies. Each peer group had been selected by Morningstar based on investment styles and strategies employed by the Funds, as well as by asset size. The Trustees also reviewed the Funds' performance with their respective benchmarks, noting that each of the Funds had generally outperformed its peer group over the longer term (five years) and underperformed over the last year. The representatives of the Adviser explained the underperformance, pointing out that recent performance had made up some of the deficit, and the Trustees indicated that they believed it was more appropriate that performance be reviewed on a long-term basis.

The Trustees reviewed a description of the services provided by James to the Funds in addition to portfolio management, such as providing a Chief Compliance Officer to the Funds at no additional cost to the Funds, monitoring the expenses of each Fund, and providing client service to the Funds' shareholders. The Trustees also reviewed the management fee for each Fund and compared each Fund's expense ratio with the median expense ratio and the range of expense ratios for the Fund's peer group. It was the consensus of the Trustees that the management fees and expense ratios appeared reasonable in comparison with the peer group data.

The Trustees referred to an analysis of James' profitability with respect to the Funds, noting that the materials included in the analysis allocated the James' expenses based on two different allocations of James' common expenses: total assets under management by James and total revenues to James. James reminded the Trustees that they had previously established breakpoints in fees that should pass on economies of scale to shareholders, but still allow James to recoup previous losses over the years and reach a reasonable level of profitability. The Trustees acknowledged that James was entitled to reasonable profits and concluded that the profitability levels were in an acceptable range. The Trustees indicated that they had reviewed James' financial condition. The Trustees then discussed other benefits that might be realized by James as a result of its rela2tionship with the Funds. It was noted that James does not have any soft dollar arrangements with broker dealers.

The Trustees indicated that it was their consensus that the information presented and the discussion of the information were adequate for making a determination regarding the Management Agreement renewals. They stated that they had considered the comparative performance of the Funds and that they were satisfied with James' explanation of each Fund's performance. They then concluded that, based on their review of the management fees and the expense ratios, as well as information relating to the profitability of James, that the management fees for the Funds being considered were reasonable and that the arrangements were not generating excessive profits to James. They also agreed that the breakpoints should make each Fund's management fee reflective of the economies of scale that would come with future growth. As to the nature, extent and quality of services provided by James, the Trustees expressed their common opinion that James' personnel are highly qualified, that James provides excellent services to the Funds, and that the extent of the services is consistent with the Board's expectations.

It was the consensus of the Independent Trustees, and all of the Trustees, that the continuation of each Fund's Management Agreement was in the best interest of the applicable Fund and its shareholders.

JAMES ADVANTAGE FUNDS
MANAGEMENT OF THE TRUST (Unaudited)
================================================================================

Listed in the charts below is basic information regarding the Trustees and principal officers of James Advantage Funds (the "Trust").

                                                                                                                       Other
                                                                                                                       Trusteeships
                                                                                                         Portfolios    Held by
                                              Term of                                                    in Fund       Trustee
Name                           Position(s)    Office(1) and   Principal                                  Complex       Outside
Address                        Held With      Length of       Occupation(s)                              Overseen      the Fund
Age                            Trust          Time Served     During Last 5 years                        by Trustee    Complex
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

Barry R. James, CFA (2)        President      Since           President, James Investment                5             Director of
1349 Fairground Road           and Trustee    Inception       Research, Inc. (1985 to Present)                         James Capital
Beavercreek, Ohio 45385                                                                                                Alliance, a
Age: 50                                                                                                                registered
                                                                                                                       investment
                                                                                                                       adviser.

DISINTERESTED TRUSTEES:

Anthony P. D'Angelo, D.B.A.    Trustee        Since           Professor Emeritus, Graduate               5             N/A
c/o The James Advantage Funds                 Inception       School of Logistics and Acquisitions
1349 Fairground Road                                          Management, Air Force Institute of
Beavercreek, Ohio 45385                                       Technology, Wright-Patterson AFB,
Age: 77                                                       Ohio (1985 to Present)

Leslie L. Brandon              Trustee        Since           Retired Partner, Ernst & Young LLP,        5             N/A
c/o The James Advantage Funds                 May 2003        Columbus, Ohio (1966 to 2000)
1349 Fairground Road
Beavercreek, Ohio 45385
Age: 64

Richard C. Russell             Trustee        Since           Richard C. Russell, Consultant, general    5             N/A
c/o The James Advantage Funds                 May 2003        business consulting (2002 to Present);
1349 Fairground Road                                          President, The Danis Companies, real
Beavercreek, Ohio 45385                                       estate development and construction
Age: 60                                                       (1983 to 2002)

(1) Each Trustee is elected to serve in accordance with the Articles of Incorporation and Bylaws of the Trust until his or her successor is duly elected and qualified.
(2) Mr. James is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with James Investment Research, Inc. James Investment Research, Inc. serves as the investment adviser to the Funds.

PRINCIPAL OFFICERS:

                                                                                                                       Other
                                                                                                                       Trusteeships
                                                                                                         Portfolios    Held by
                                              Term of                                                    in Fund       Trustee
Name                           Position(s)    Office(1) and   Principal                                  Complex       Outside
Address                        Held With      Length of       Occupation(s)                              Overseen      the Fund
Age                            Trust          Time Served     During Last 5 years                        by Trustee    Complex
------------------------------------------------------------------------------------------------------------------------------------
Thomas L. Mangan (1)           Vice           Since           Senior Vice President, James               N/A           N/A
1349 Fairground Road           President,     Inception       Investment Research, Inc.
Beavercreek, Ohio 45385        Chief                          (1994 to Present)
Age: 57                        Compliance
                               Officer,
                               Treasurer/CFO
                               and Secretary

(1) Mr. Mangan is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with James Investment Research, Inc. James Investment Research, Inc., serves as the investment adviser to the Funds.

The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request by calling 1-800-995-2637.

      INVESTMENT ADVISER                   -------------------------------------
James Investment Research, Inc.
          P.O. Box 8                                     Annual
       Alpha, Ohio 45301                                 Report
      info@jamesfunds.com

               O                                                   -------------
                                                                   June 30, 2007
           CUSTODIAN                                               -------------
           U.S. Bank
       425 Walnut Street
    Cincinnati, Ohio 45202

               O

        TRANSFER AGENT
   JPMorgan Chase Bank, N.A.
         P.O. Box 5354
  Cincinnati, Ohio 45201-5354                    James Balanced:
                                                 Golden Rainbow Fund
               O
                                                 James Small Cap Fund
    INDEPENDENT REGISTERED
    PUBLIC ACCOUNTING FIRM                       James Market Neutral Fund
     Deloitte & Touche LLP
     250 East Fifth Street                       James Equity Fund
          Suite 1900
    Cincinnati, Ohio 45202                       James Mid Cap Fund

               O

          DISTRIBUTOR                            [LOGO]
  IFS Fund Distributors, Inc.                    JAMES
         303 Broadway                            ADVANTAGE
    Cincinnati, Ohio 45202                       FUNDS

               O                                 Advised by James Investment
                                                 Research, Inc.
         LEGAL COUNSEL
       Thompson Hine LLP
       312 Walnut Street
          14th Floor
    Cincinnati, Ohio 45202
                                                       937 - 426 -7640

      www.jamesfunds.com                             www.jamesfunds.com
                                           -------------------------------------


                     For information about the Funds, or to
                   make inquiries about the Funds, please call
                         1-800-99JAMES (1-800-995-2637).

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

      (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

      (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

      (3) Compliance with applicable governmental laws, rules, and regulations;

      (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

      (5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) Not applicable.

(f) Code of Ethics was filed with registrant's June 30, 2005 N-CSR and is hereby incorporated by reference.

Item 3. Audit Committee Financial Expert.

(a) The registrant's board of trustees has determined that Les L. Brandon is an audit committee financial expert. Mr. Brandon is independent for purposes of this Item 3.

(b) For purposes of this Item, an "audit committee financial expert" means a person who has the following attributes:

      (1) An understanding of generally accepted accounting principles and financial statements;

      (2) The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

      (3) Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

      (4) An understanding of internal control over financial reporting; and

      (5) An understanding of audit committee functions.

(c) A person shall have acquired such attributes through:

      (1) Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

      (2) Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

      (3) Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

      (4) Other relevant experience.

(d) (1) A person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert pursuant to this Item.

      (2) The designation or identification of a person as an audit committee financial expert pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

      (3) The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

------------------------------------------------------------------------
           June 30, 2007                        June 30, 2006
------------------------------------------------------------------------
              $59,700                              $47,075
------------------------------------------------------------------------

Such fees represent the aggregate fees billed for the fiscal years ended June 30, 2007 and June 30, 2006 for professional services rendered by Deloitte & Touche LLP for the audit of the registrant's annual financial statements.

(b) Audit-Related Fees

---------------------------------------------------------------------------
                                 Registrant                Adviser
---------------------------------------------------------------------------
      June 30, 2007                  $0                      $0
---------------------------------------------------------------------------
      June 30, 2006                  $0                      $0
---------------------------------------------------------------------------

Neither the registrant nor the adviser was billed any fees by Deloitte & Touche LLP for the fiscal years ended June 30, 2007 and June 30, 2006 for assurance and related services that were reasonably related to the performance of the audit of the registrant's financial statement and not otherwise included under "Audit Fees" above.

(c) Tax Fees

---------------------------------------------------------------------------
                                 Registrant                Adviser
---------------------------------------------------------------------------
      June 30, 2007                $9,300                    $
---------------------------------------------------------------------------
      June 30, 2006                $7,225                    $0
---------------------------------------------------------------------------

"Tax fees" shown in the table above were for services provided by Deloitte & Touche LLP in relation to the preparation of excise filings and income tax returns for the registrant.

(d) All Other Fees

---------------------------------------------------------------------------
                                 Registrant                Adviser
---------------------------------------------------------------------------
      June 30, 2007                  $0                      $0
---------------------------------------------------------------------------
      June 30, 2006                  $0                      $0
---------------------------------------------------------------------------

The registrant was not billed any fees by Deloitte & Touche LLP for products and services provided by Deloitte & Touche LLP, other than the services reported above in items (a) - (c), for the fiscal years ended June 30, 2007 and June 30, 2006.

(e) Pre-Approval Policies and Procedures

      (1) Pursuant to the registrant's Audit Committee Charter ("Charter"), the Audit Committee is directly responsible for the appointment, termination, compensation, and oversight of the work of any registered public accounting firm employed by the registrant. In addition, the Charter provides that the Audit Committee is responsible for reviewing and approving in advance any and all proposals under which the independent auditor would provide "permissible non-audit services" (as defined in the Charter) to the registrant or to the investment adviser to the registrant (not including any sub-adviser whose role is primarily portfolio management and that is sub-contracted or overseen by the investment adviser to the registrant) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if those permissible non-audit services relate directly to the operations and financial reporting of the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor's independence.

      (2)

---------------------------------------------------------------
                      Registrant                 Adviser
---------------------------------------------------------------
Audit Related             n/a                    n/a
---------------------------------------------------------------
Tax Fees                 100%                    n/a
---------------------------------------------------------------
Other Fees                n/a                    n/a
---------------------------------------------------------------

(f) Not applicable.

(g) Aggregate non-audit fees billed by registrant's accountant:

---------------------------------------------------------------------------
                                 Registrant                Adviser
---------------------------------------------------------------------------
      June 30, 2007                $9,300                    $
---------------------------------------------------------------------------
      June 30, 2006                $7,225                    $0
---------------------------------------------------------------------------

(h) The registrant's audit committee of the board of trustees has considered that the provision of non-audit services that were rendered to an entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2007 and June 30, 2006, as identified above, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, are compatible with maintaining Deloitte & Touche LLP's independence.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics identified in Item 2 of Form N-CSR was filed with registrant's June 30, 2005 N-CSR and is hereby incorporated by reference.

(a)(2) Certifications required by Item 11(b) of Form N-CSR are filed herewith.

(b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds

By (Signature and Title)


/s/ Barry R. James
----------------------------------
Barry R. James
President

Date:  September 4, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Barry R. James
----------------------------------
Barry R. James
President

Date:  September 4, 2007

By (Signature and Title)


/s/ Thomas L. Mangan
----------------------------------
Thomas L. Mangan
Treasurer, Chief Financial Officer

Date: September 4, 2007